First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Principal Amount ($)			Value
		ASSET-BACKED SECURITIES — 12.8%
30,000,000	[1]	Arts SPV S.R.L. 10.570% (3-Month Euribor+0 basis points), 11/30/2041[2,3,4]	$34,782,531
		Banco Santander, S.A.
7,773,733	[1]	Series 2024-1 CLN, 11.386% (3-Month Euribor+900 basis points), 6/20/2030[2,3,4]	8,921,888
4,005,722	[1]	Series Syntotta 5, 10.351% (3-Month Euribor+800 basis points), 12/27/2043[2,3,4]	4,647,310
1,655,220	[1]	Series Syntotta 4, 11.311% (3-Month Euribor+900 basis points), 5/2/2045[2,3,4]	1,902,174
18,400,000	[1]	8.989% (3-Month Euribor+675 basis points), 6/26/2045[2,3,4]	21,029,082
3,156,551	[1]	BNP Paribas Series S1 MEZZ, 11.650% (3-Month Euribor+950 basis points), 10/12/2032[2,3,4]	3,609,599
1,551,042		BNP Paribas - Broadway Series 1, Class JNR, 11.627% (1-Month Term SOFR+800 basis points), 4/12/2031[2,3,4,5,6]	1,554,729
13,164,922		Craft Ltd. Series 2021-1X, Class CLN, 12.403% (3-Month Term SOFR+876 basis points), 2/21/2029[2,3,4,5,6]	15,195,701
9,405,000	[1]	Deutsche Bank AG Series 2025-1X, Class CLN, 11.665% (3-Month Euribor+950 basis points), 10/25/2035[2,3,4,5]	10,770,157
		Granville Ltd.
28,000,000		Series 25-1X, 10.120% (1-Month Term SOFR+650 basis points), 2/15/2030[2,3,4]	27,869,975
7,500,000		Series 2023-1X, Class E2, 13.280% (SOFR+975 basis points), 7/31/2031[2,3,4]	7,532,254
21,860,362	[1]	Gregory SPV S.R.L. Series 32XC, 10.067% (3-Month Euribor+775 basis points), 12/30/2045[2,3,4]	24,995,121
		Landesbank Baden-Wuerttemberg
8,460,633	[1]	Series LION-5 MEZ, 11.150% (3-Month Euribor+900 basis points), 7/31/2034[2,3,4]	9,862,071
16,963,752	[1]	Series LION-6 SNR, 9.800% (3-Month Euribor+765 basis points), 10/30/2036[2,3,4]	19,442,115
13,303,829	[1]	Series LION 2025-1 MEZ, 9.541% (3-Month Euribor+725 basis points), 10/30/2037[2,3,4]	15,196,794
		Lloyds Bank PLC
4,981,983	[1]	Series 2023-1 Z, 14.605% (SONIA+1,088 basis points), 11/19/2029[2,3,4]	7,330,500
4,304,722	[1]	8.230% (SONIA+450 basis points), 12/16/2030[2,3,4]	5,715,697
16,225,232	[1]	11.080% (SONIA+735 basis points), 12/16/2030[2,3,4]	21,380,937
9,826,713		Manitoulin Ltd. Series 2023-1X, 13.780% (SOFR+1,025 basis points), 11/1/2028[2,3,4]	9,682,648
17,041,000	[1]	Marcello SPV S.R.L. 9.495% (3-Month Euribor+725 basis points), 5/29/2047[2,3,4]	19,518,573
11,251,446		Mespil Securities No.3 Designated Activity Company Series 2024-1, Class B, 13.140% (2-Month Term SOFR+950 basis points), 7/28/2032[2,3,4,6]	10,289,447
3,000,000	[1]	Nightingale Ltd. Series 2021-1 LF, 14.480% (SONIA+1,075 basis points), 4/1/2028[2,3,4]	4,016,119
		PYMES Magdalena
42,500,000	[1]	Series 12, Class NOTE, 9.204% (3-Month Euribor+700 basis points), 12/31/2039[2,3,4,5]	49,111,942

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)			Value
		ASSET-BACKED SECURITIES (Continued)
5,067,618	[1]	Series 7, Class NOTE, 12.330% (3-Month Euribor+1,000 basis points), 12/23/2042[2,3,4,5]	$5,976,304
8,436,570	[1]	Series 11, Class NOTE, 8.668% (3-Month Euribor+650 basis points), 7/4/2054[2,3,4,5]	9,689,432
		Santander Consumer Finance, S.A.
21,857,756	[1]	Series 2023-1, Class B, 10.653% (3-Month CIBOR+850 basis points), 10/31/2033[2,3,4,5]	3,398,539
89,044,535	[1]	Series 2024-1, 8.642% (3-Month STIBOR+665 basis points), 12/25/2034[2,3,4]	9,209,144
244,188,190	[1]	8.867% (3-Month CIBOR+665 basis points), 6/25/2035[2,3,4]	37,491,638
		Santander UK PLC
8,500,000	[1]	11.230% (SONIA+750 basis points), 4/22/2032[2,3,4]	11,285,979
3,767,927	[1]	Series 2023-2 F2, 14.731% (SONIA+1,100 basis points), 4/22/2033[2,3,4]	5,074,919
8,245,098	[1]	Series 2024-2 F, 14.950% (SONIA+0 basis points), 5/22/2034[2,3,4]	11,154,079
3,578,449	[1]	Vale Securities Finance Series 2023-1, Class B, 11.663% (3-Month Euribor+950 basis points), 7/28/2032[2,3,4,5]	4,188,874
		TOTAL ASSET-BACKED SECURITIES (Cost $417,671,869)	431,826,272
		BANK LOANS — 16.5%
		Accuray, Inc.
2,822,785		8.141%, Delay Draw (3-Month Term SOFR+450 basis points), 6/5/2030[3,4,7]	2,896,294
19,855,263		8.173% Cash, 6.000% PIK, Term Loan (3-Month Term SOFR+1,050 basis points), 6/5/2030[3,4,8]	17,474,848
2,918,358		Advantage Capital Holdings, LLC 13.000%, Term Loan, 4/14/2027[4]	2,856,488
		Beacon Communications, LLC
388,889		0.375%, Revolver, 4/2/2032[4,7]	(3,889)
972,222		1.000%, Delay Draw, 4/2/2032[4,7]	(4,861)
2,138,889		8.482%, Term Loan (3-Month Term SOFR+475 basis points), 4/2/2032[3,4]	2,117,500
		Blue Heron Services, LLC
2,250,000		20.232%, Term Loan (3-Month Term SOFR+1,650 basis points), 6/11/2030[3,4]	2,205,000
3,750,000		9.982%, Term Loan (3-Month Term SOFR+625 basis points), 6/11/2031[3,4]	3,721,875
		Blue Raven Solutions, LLC
1,070,000		9.642%, Revolver (3-Month Term SOFR+0 basis points), 1/16/2031[7]	—
9,552,000		9.633%, Term Loan (30-Day SOFR Average+600 basis points), 1/16/2032[3,4]	9,360,960
		Bright Market, LLC
1,285,714		0.500%, Revolver, 4/30/2031[4,7]	(12,857)
7,714,286		8.430%, Term Loan (3-Month Term SOFR+475 basis points), 4/17/2033[3,4]	7,637,143
16,458,750		Byoma U.S., Inc. 9.649%, Term Loan (3-Month Term SOFR+600 basis points), 11/17/2027[3,4]	16,171,238
7,218,314		C3 Rentals, LLC 11.647%, Term Loan (1-Month Term SOFR+800 basis points), 4/22/2027[3,4]	7,218,314
43,000,000		Catalyst Brands, LLC 11.772%, Term Loan (1-Month Term SOFR+813 basis points), 9/17/2030[3,4]	43,430,000

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	BANK LOANS (Continued)
5,655,015	CherCo, LLC 0.000%Cash, 12.770% PIK, Term Loan, 9/1/2027[4,8,9]	$4,057,789
1,804,991	CIRE Alto OpCo, LLC 24.090%, Term Loan, 9/30/2026[4,9]	1,769,974
17,899,611	Connect America.com, LLC 6.450%Cash, 4.000% PIK, Term Loan (3-Month Term SOFR+675 basis points), 12/31/2028[3,4,8]	16,718,237
	Craftmark Bakery Holdings, LLC
438,121	8.913%, Delay Draw (3-Month Term SOFR+525 basis points), 5/6/2031[3,4,10]	435,492
14,963,846	8.913%, Term Loan (3-Month Term SOFR+525 basis points), 5/6/2031[3,4]	14,874,063
2,153,846	8.913%, Revolver (3-Month Term SOFR+525 basis points), 5/6/2031[3,4,10]	1,064,000
23,116,002	Dorel Industries, Inc. 9.439% Cash, 2.500% PIK, Term Loan (3-Month Term SOFR+0 basis points), 9/29/2030[3,4,8]	21,670,405
33,750,000	Family Dollar Stores, LLC 10.144%, Term Loan (1-Month Term SOFR+650 basis points), 7/3/2028[3,4]	35,606,250
	Fenix Topco, LLC
595,241	10.482%, Delay Draw (3-Month Term SOFR+675 basis points), 4/2/2027[3,4,10]	484,297
8,581,866	10.482%, Term Loan (3-Month Term SOFR+675 basis points), 3/28/2029[3,4]	8,144,191
3,386,836	1.000%, Delay Draw, 3/28/2029[4,7]	—
	Fortress Steele Solutions
850,694	0.500%, Revolver, 3/18/2030[4,7]	(17,014)
16,406,250	9.918%, Term Loan (3-Month Term SOFR+625 basis points), 3/18/2030[3,4]	15,905,174
243,056	9.918%, Revolver (3-Month Term SOFR+625 basis points), 3/18/2030[3,4]	238,194
	GT Independence Services, LLC
12,000,000	8.732%, Term Loan (3-Month Term SOFR+500 basis points), 11/18/2027[3,4]	11,880,225
1,578,947	1.000%, Delay Draw, 11/18/2027[4,7]	—
1,421,053	1.000%, Revolver, 11/18/2027[4,7]	—
22,106,072	Ipsen Group Holding GmbH 7.120% Cash, 7.250% PIK, Term Loan (1-Month Term SOFR+1,075 basis points), 7/31/2029[3,4,8]	21,417,908
20,000,000	Jonah Energy South Texas, LLC 9.732%, Term Loan (3-Month Term SOFR+600 basis points), 3/30/2030[3,4]	19,800,000
6,215,925	Litigation Trust Class A- 1 DIP Interest 0.000% Cash, 11.000% PIK, 12/31/2026[4,8,9]	6,274,199
2,898,937	Litigation Trust Class A- 2 Bridge Interest 0.000% Cash, 11.000% PIK, Bridge, 10/31/2026[4,8,9]	2,898,937
7,469,708	Litigation Trust Class A- 2 DIP Interest 0.000% Cash, 11.000% PIK, 12/31/2026[4,8,9]	7,539,737
757,554	Litigation Trust Other Claims 0.000%, Bridge, 10/31/2026[4]	757,554
6,391,359	Lucky Bucks Holdings, LLC 12.500%, Term Loan, 5/29/2028[4,11]	425,000

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	BANK LOANS (Continued)
	Medical Technology Solutions, LLC
6,482,266	8.894%, Term Loan (1-Month Term SOFR+525 basis points), 6/3/2032[3,4]	$6,420,684
1,031,250	0.500%, Revolver, 6/3/2032[4,7]	—
3,437,500	1.000%, Delay Draw, 6/3/2032[4,7]	—
	Minds + Assembly, LLC
950,521	0.500%, Revolver, [4,7]	—
17,039,987	8.732%, Term Loan (3-Month Term SOFR+500 basis points), 10/28/2026[3,4]	16,997,387
2,478,516	8.982%, Term Loan (3-Month Term SOFR+525 basis points), 3/31/2028[3,4]	2,472,320
35,744,470	Nephron Pharmaceuticals Corp. 12.925%, Term Loan (3-Month Term SOFR+920 basis points), 1/31/2028[3,4]	35,029,580
	NMA Holdings, LLC
8,343,529	8.668%, Term Loan (3-Month Term SOFR+500 basis points), 1/2/2028[3,4]	8,318,499
1,411,765	0.500%, Revolver, 1/2/2028[4,7]	—
2,112,706	8.668%, Delay Draw (3-Month Term SOFR+500 basis points), 7/7/2028[3,4,10]	800,485
	PayByPhone Technologies, Inc.
705,128	0.500%, Revolver, 3/31/2033[4,7]	(3,526)
1,128,205	0.750%, Delay Draw, 3/31/2033[4,7]	—
3,666,667	8.482%, Term Loan (3-Month Term SOFR+475 basis points), 3/31/2033[3,4]	3,611,781
24,196,529	Progress Lighting, LLC 14.172%, Term Loan (3-Month Term SOFR+1,050 basis points), 9/18/2029[3,4]	23,595,973
	Riccobene Associates
7,169,574	8.394%, Term Loan (1-Month Term SOFR+475 basis points), 11/12/2027[3,4]	7,148,065
744,249	0.500%, Revolver, 11/12/2027[4,7]	—
2,961,925	8.394%, Delay Draw (1-Month Term SOFR+475 basis points), 1/10/2028[3,4,10]	1,687,816
49,081,639	Shryne Group, Inc. 14.869% Cash, 1.000% PIK, Term Loan (1-Month Term SOFR+1,122 basis points), 7/29/2029[3,4]	48,037,704
	Sparta AN Bidco, LLC
194,697	0.500%, Revolver, 3/13/2031[4,7]	(3,407)
363,636	1.000%, Delay Draw, 3/13/2031[4,7]	(3,182)
47,727	9.144%, Revolver (1-Month Term SOFR+550 basis points), 3/13/2031[3,4]	46,892
3,393,939	9.144%, Term Loan (1-Month Term SOFR+550 basis points), 3/31/2031[3,4]	3,334,546
3,372,380	Steward Health Care System, LLC 10.000%, Bridge, 5/29/2027[4]	—
24,730,298	Sugar Creek Packing Co. 9.485%Cash, 3.000% PIK, Term Loan (1-Month Term SOFR+875 basis points), 1/9/2031[3,4,8]	23,703,665
	Summit Spine & Joint Centers
2,021,144	8.394%, Revolver (1-Month Term SOFR+475 basis points), 3/18/2028[3,4,10]	275,886
13,268,610	8.394%, Term Loan (1-Month Term SOFR+475 basis points), 3/18/2028[3,4]	13,222,170
2,667,910	1.000%, Delay Draw, 6/29/2033[4,7]	(9,338)
1,374,378	8.481%, Delay Draw, 6/29/2033[4]	1,369,568

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	BANK LOANS (Continued)
24,843,750	The Goodyear Tire and & Rubber Company 9.413%, Term Loan (3-Month Term SOFR+575 basis points), 10/31/2026[3,4]	$24,107,344
10,000,000	The Star Entertainment Finance Ltd. 13.592%, Term Loan (30-Day SOFR Average+1,000 basis points), 5/6/2029[3,4]	9,700,000
	Vomela Purchaser, LLC
1,978,900	0.500%, Delay Draw, 12/31/2029[4,7]	(9,894)
14,718,244	9.144%, Term Loan (1-Month Term SOFR+550 basis points), 12/31/2029[3,4]	14,644,653
5,489,187	West Side Holdco, LLC 13.000%, Term Loan, 9/3/2027[4,9]	5,763,646
	TOTAL BANK LOANS (Cost $561,153,433)	557,271,982

Number of Shares
	CLOSED-END FUNDS — 2.1%
523,681	Cliffwater Enhanced Lending Fund - Class I13	5,729,076
2,121,473	Opportunistic Credit Interval Fund - Class I12,13	24,396,940
1,092,644	Palmer Square Capital BDC, Inc.[12]	11,385,350
1,748,488	Pomona Investment Fund LP13	29,165,652
	TOTAL CLOSED-END FUNDS (Cost $68,661,851)	70,677,018

Principal Amount ($)
	COLLATERALIZED LOAN OBLIGATIONS — 16.3%
	720 East CLO Ltd.
500,000	Series 2023-IA, Class DR, 7.673% (3-Month Term SOFR+400 basis points), 4/15/2038[3,5,6,14]	502,337
1,250,000	Series 2023-2A, Class D1R, 6.423% (3-Month Term SOFR+275 basis points), 10/15/2038[3,5,6,14]	1,256,691
500,000	Series 2023-2A, Class ER, 9.173% (3-Month Term SOFR+550 basis points), 10/15/2038[3,5,6,14]	494,520
1,500,000	ABPCI Direct Lending Fund CLO LP Series 2024-19A, Class E, 11.313% (3-Month Term SOFR+765 basis points), 10/30/2036[3,5,14]	1,493,694
13,500,000	ABPCI Highland Park CLO 0.000%, 12/23/2030	13,756,500
750,000	AGL CLO Ltd. Series 2024-32A, Class D1, 6.572% (3-Month Term SOFR+290 basis points), 7/21/2037[3,5,6,14]	744,720
1,000,000	AIMCO CLO Ltd. Series 2026-27A, Class A1, 4.821% (3-Month Term SOFR+114 basis points), 4/20/2039[3,5,6,14]	1,000,569

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)			Value
		COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000		Apidos CLO Ltd. Series 2017-28A, Class C1R, 6.525% (3-Month Term SOFR+285 basis points), 10/20/2038[3,5,6,14]	$1,006,504
500,000		Ares CLO Ltd. Series 2022-63A, Class D2R, 8.023% (3-Month Term SOFR+435 basis points), 10/15/2038[3,5,6,14]	490,062
1,000,000		Ares Loan Funding Ltd. Series 2021-ALFA, Class D1R, 6.523% (3-Month Term SOFR+285 basis points), 4/15/2039[3,5,6,14]	1,002,430
		Arini European CLO
9,000,000	[1]	Series 7A, Class SUB, 2.025%, 1/15/2039[5,7,9,14]	7,975,738
17,400,000	[1]	Series 9A, Class SUB, 0.000%, 4/15/2040[5,9,10,14]	18,855,202
15,680,000	[1]	Series 10A, Class SUB, 0.000%, 7/15/2040[5,9,10,14]	17,915,905
		Arini U.S. CLO Ltd.
1,000,000		Series 5A, Class D, 6.623% (3-Month Term SOFR+295 basis points), 4/15/2039[3,5,6,14]	1,008,727
1,000,000		Series 5A, Class E, 9.673% (3-Month Term SOFR+600 basis points), 4/15/2039[3,5,6,14]	1,020,188
		Bain Capital Credit CLO Ltd.
1,000,000		Series 2021-3A, Class D, 7.029% (3-Month Term SOFR+336 basis points), 7/24/2034[3,5,6,14]	976,730
1,000,000		Series 2023-1A, Class D1R, 6.880% (3-Month Term SOFR+320 basis points), 7/16/2038[3,5,6,14]	1,003,542
1,000,000		Series 2023-1A, Class D2R, 7.630% (3-Month Term SOFR+395 basis points), 7/16/2038[3,5,6,14]	995,126
		Ballyrock CLO Ltd.
1,750,000		Series 2021-17A, Class C1R, 6.375% (3-Month Term SOFR+270 basis points), 10/20/2038[3,5,6,14]	1,757,074
750,000		Series 2021-17A, Class DR, 9.775% (3-Month Term SOFR+610 basis points), 10/20/2038[3,5,6,14]	739,881
1,500,000		Series 2019-2A, Class C1R3, 6.367% (3-Month Term SOFR+270 basis points), 10/25/2038[3,5,6,14]	1,508,027
500,000		Series 2019-2A, Class C2R3, 7.617% (3-Month Term SOFR+395 basis points), 10/25/2038[3,5,6,14]	493,111
		Barings CLO Ltd.
500,000		Series 2025-7A, Class D1, 6.373% (3-Month Term SOFR+270 basis points), 1/15/2038[3,5,6,14]	502,068
1,000,000		Series 2023-1A, Class D1R, 7.075% (3-Month Term SOFR+340 basis points), 4/20/2038[3,5,6,14]	1,007,833
500,000		Series 2023-1A, Class D2R, 8.675% (3-Month Term SOFR+500 basis points), 4/20/2038[3,5,6,14]	505,054
1,000,000		Series 2026-2A, Class D1, 6.359% (3-Month Term SOFR+260 basis points), 7/20/2039[3,5,6,14]	1,000,000

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Benefit Street Partners CLO Ltd. Series 2019-17A, Class D1R2, 6.823% (3-Month Term SOFR+315 basis points), 10/15/2037[3,5,6,14]	$1,002,431
4,000,000	BFNS, LLC Series 2022-1A, Class C, 7.000%, 7/10/2035[3,5,6,14]	3,539,687
1,000,000	BlueMountain CLO Ltd. Series 2020-30A, Class DR, 6.973% (3-Month Term SOFR+330 basis points), 4/15/2035[3,5,6,14]	992,038
	Bryant Park Funding Ltd.
750,000	Series 2021-17RA, Class ER, 10.605% (3-Month Term SOFR+693 basis points), 1/20/2038[3,5,6,14]	717,973
875,000	Series 2023-20A, Class DR, 7.073% (3-Month Term SOFR+340 basis points), 4/15/2038[3,5,6,14]	880,038
750,000	Series 2023-21A, Class ER, 8.925% (3-Month Term SOFR+525 basis points), 10/18/2038[3,5,6,14]	744,211
	Carlyle U.S. CLO Ltd.
500,000	Series 2026-2A, Class D, 6.813% (3-Month Term SOFR+315 basis points), 4/20/2039[3,5,6,14]	502,788
1,000,000	Series 2026-2A, Class E, 9.703% (3-Month Term SOFR+604 basis points), 4/20/2039[3,5,6,14]	1,030,119
1,000,000	Series 2019-4A, Class DR2, 6.637% (3-Month Term SOFR+300 basis points), 6/22/2039[3,5,6,14]	1,000,953
1,000,000	CIFC Funding Ltd. Series 2020-2A, Class ER2, 8.930% (3-Month Term SOFR+525 basis points), 4/16/2039[3,5,6,14]	991,703
	Dryden CLO Ltd.
750,000	Series 2023-102A, Class D1R, 6.573% (3-Month Term SOFR+290 basis points), 10/15/2038[3,5,6,14]	751,821
750,000	Series 2023-102A, Class ER, 9.523% (3-Month Term SOFR+585 basis points), 10/15/2038[3,5,6,14]	748,807
1,000,000	Series 2025-120A, Class E, 9.123% (3-Month Term SOFR+545 basis points), 1/15/2039[3,5,6,14]	998,148
1,000,000	Series 2026-114A, Class E, 10.133% (3-Month Term SOFR+650 basis points), 4/20/2039[3,5,6,14]	1,023,119
4,000,000	Eldridge MMPC CLO Ltd. Series 2026-2A, Class E, 11.474% (3-Month Term SOFR+785 basis points), 7/15/2038[3,5,6,14]	4,008,435
	Elmwood CLO Ltd.
1,000,000	Series 2021-1A, Class ARR, 4.860% (3-Month Term SOFR+122 basis points), 4/20/2037[3,5,6,14]	1,000,861
1,250,000	Series 2021-3A, Class DR2, 6.725% (3-Month Term SOFR+305 basis points), 7/20/2038[3,5,6,14]	1,256,544
1,000,000	Series 2021-3A, Class ER2, 9.625% (3-Month Term SOFR+595 basis points), 7/20/2038[3,5,6,14]	1,010,870

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2022-6A, Class D1R2, 6.380% (3-Month Term SOFR+270 basis points), 10/17/2038[3,5,6,14]	$1,005,357
750,000	Series 2022-6A, Class ER2, 8.830% (3-Month Term SOFR+515 basis points), 10/17/2038[3,5,6,14]	757,698
1,000,000	Empower CLO Ltd. Series 2025-1A, Class D2, 8.175% (3-Month Term SOFR+450 basis points), 7/20/2038[3,5,6,14]	1,007,758
	Flatiron CLO Ltd.
500,000	Series 2020-1A, Class D2R2, 7.592% (3-Month Term SOFR+395 basis points), 11/20/2038[3,5,6,14]	493,020
750,000	Series 2020-1A, Class ER2, 8.892% (3-Month Term SOFR+525 basis points), 11/20/2038[3,5,6,14]	739,216
	Golub Capital CLO Ltd.
1,000,000	Series 2026-88A, Class D1, 6.830% (3-Month Term SOFR+315 basis points), 4/17/2039[3,5,6,14]	1,003,110
750,000	Series 2026-88A, Class E, 9.710% (3-Month Term SOFR+603 basis points), 4/17/2039[3,5,6,14]	765,988
	Invesco U.S. CLO Ltd.
500,000	Series 2025-1A, Class E, 9.673% (3-Month Term SOFR+600 basis points), 7/15/2038[3,5,6,14]	494,985
750,000	Series 2026-1A, Class D1A, 6.881% (3-Month Term SOFR+320 basis points), 4/15/2039[3,5,6,14]	754,143
	KKR CLO Ltd.
1,000,000	Series 23, Class AR2, 4.681% (3-Month Term SOFR+105 basis points), 4/20/2036[3,5,6,14]	1,000,500
1,000,000	Series 2013-1A, Class D1R3, 6.923% (3-Month Term SOFR+325 basis points), 10/15/2038[3,5,6,14]	1,008,172
1,200,000	Madison Park Funding Ltd. Series 2019-34A, Class D1RR, 7.030% (3-Month Term SOFR+335 basis points), 10/16/2037[3,5,6,14]	1,178,565
	Magnetite CLO Ltd.
1,000,000	Series 2019-23A, Class AR2, 4.657% (3-Month Term SOFR+99 basis points), 1/25/2035[3,5,6,14]	1,000,791
1,000,000	Series 2019-23A, Class BR2, 5.017% (3-Month Term SOFR+135 basis points), 1/25/2035[3,5,6,14]	1,001,623
2,000,000	Series 2020-26A, Class D1R2, 6.167% (3-Month Term SOFR+250 basis points), 1/25/2038[3,5,6,14]	1,990,575
1,000,000	Series 2020-27A, Class D1RR, 6.325% (3-Month Term SOFR+265 basis points), 10/20/2038[3,5,6,14]	1,005,361
13,661,307	MCF CLO Ltd. Series 2018-1A, Class SUB, 3.522%, 4/18/2036[5,6,9,14]	9,002,801
	Menlo CLO Ltd.
1,000,000	Series 2024-1A, Class D1, 6.925% (3-Month Term SOFR+325 basis points), 1/20/2038[3,5,6,14]	1,007,177

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2025-2A, Class D1, 6.975% (3-Month Term SOFR+330 basis points), 4/20/2038[3,5,6,14]	$1,010,019
750,000	Series 2025-3A, Class D, 6.680% (3-Month Term SOFR+300 basis points), 10/16/2038[3,5,6,14]	752,687
	Morgan Stanley Eaton Vance CLO Ltd.
1,000,000	Series 2022-17A, Class ER, 9.775% (3-Month Term SOFR+610 basis points), 10/20/2037[3,5,6,14]	969,888
1,000,000	Series 2022-18A, Class D1R, 6.775% (3-Month Term SOFR+310 basis points), 10/20/2037[3,5,6,14]	1,006,025
750,000	Series 2021-1A, Class ER, 9.726% (3-Month Term SOFR+606 basis points), 10/23/2037[3,5,6,14]	714,373
1,000,000	Series 2023-19A, Class D2R, 8.173% (3-Month Term SOFR+450 basis points), 7/15/2038[3,5,6,14]	980,934
16,084,782	Mount Logan Funding LP Series 2018-1A, Class SUBR, 13.673%, 1/22/2033[5,6,9,14]	6,935,102
	Neuberger Berman Loan Advisers CLO Ltd.
750,000	Series 2021-41A, Class DR, 6.473% (3-Month Term SOFR+280 basis points), 4/15/2034[3,5,6,14]	750,439
13,000,000	Series 2026-63A, Class SUB, 0.000%, 4/16/2039[5,6,9,14]	11,940,046
8,000,000	Series 2025-60A, Class SUB, 10.000%, 4/22/2039[5,6,9,14]	5,924,066
15,620,000	Series 2025-61A, Class SUB, 11.150%, 7/17/2039[5,6,9,14]	11,646,953
15,735,000	Series 2025-62A, Class SUB, 12.730%, 10/17/2039[5,6,9,14]	11,981,262
7,920,000	Series 2026-64A, Class SUB, 0.000%, 7/23/2040[5,6,9,10,14]	6,930,000
	New Mountain CLO Ltd.
1,000,000	Series CLO-1A, Class DRR, 6.523% (3-Month Term SOFR+285 basis points), 1/15/2038[3,5,6,14]	1,001,331
1,000,000	Series CLO-9A, Class D1, 6.509% (3-Month Term SOFR+280 basis points), 4/22/2039[3,5,6,14]	997,575
500,000	Series CLO-9A, Class E, 9.009% (3-Month Term SOFR+530 basis points), 4/22/2039[3,5,6,14]	500,367
	Oaktree CLO Ltd.
1,000,000	Series 2022-1A, Class DR, 6.773% (3-Month Term SOFR+310 basis points), 7/15/2038[3,5,6,14]	1,001,196
1,000,000	Series 2022-1A, Class ER, 9.673% (3-Month Term SOFR+600 basis points), 7/15/2038[3,5,6,14]	995,799
	OCP CLO Ltd.
700,000	Series 2014-5A, Class DR, 9.628% (3-Month Term SOFR+596 basis points), 4/26/2031[3,5,6,14]	645,549
2,000,000	Series 2021-21A, Class AR, 4.855% (3-Month Term SOFR+118 basis points), 1/20/2038[3,5,6,14]	1,999,311
	Octagon Ltd.
1,000,000	Series 2022-1A, Class D, 7.351% (3-Month Term SOFR+370 basis points), 5/15/2035[3,5,6,14]	991,061

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)			Value
		COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000		Series 2023-1A, Class D1R, 6.425% (3-Month Term SOFR+275 basis points), 10/20/2038[3,5,6,14]	$1,003,241
750,000		Series 2023-1A, Class ER, 9.425% (3-Month Term SOFR+575 basis points), 10/20/2038[3,5,6,14]	753,636
1,250,000		OZLM Ltd. Series 2014-6A, Class DS, 9.992% (3-Month Term SOFR+631 basis points), 4/17/2031[3,5,6,14]	1,207,685
		Palmer Square European Loan Funding
2,975,000	[1]	Series 2022-1X, Class SUB, 0.000%, 10/15/2031[5,9,12]	—
4,000,000	[1]	Series 2022-2X, Class SUB, 0.000%, 10/15/2031[5,9,12]	—
4,000,000	[1]	Series 2022-3X, Class SUB, 0.000%, 4/12/2032[4,5,9,12]	—
7,100,000	[1]	Series 2023-1A, Class SUB, 0.000%, 11/15/2032[5,9,12,14]	—
8,325,000	[1]	Series 2023-2X, Class SUB, 0.000%, 1/15/2033[5,9,12]	222,314
8,200,000	[1]	Series 2023-3X, Class SUB, 4.869%, 5/15/2033[5,9,12]	6,757,329
10,575,000	[1]	Series 2024-1X, Class SUB, 6.996%, 8/15/2033[5,9,12]	7,462,894
14,550,000	[1]	Series 2024-2X, Class SUB, 10.000%, 5/15/2034[5,9,12]	10,775,080
8,150,000	[1]	Series 2024-3A, Class SUB, 10.100%, 5/15/2034[5,9,12,14]	6,754,773
6,200,000	[1]	Series 2025-1X, Class SUB, 15.495%, 10/15/2034[5,9,12]	4,626,397
10,260,000	[1]	Series 2022-1X, Class SUB, 0.000%, 1/21/2035[4,5,9,12]	5,904,707
8,050,000	[1]	Series 2025-2X, Class SUB, 11.274%, 2/15/2035[5,9,12]	7,026,171
7,250,000	[1]	Series 2025-3X, Class SUB, 6.348%, 7/15/2035[5,9,12]	7,153,001
13,850,000	[1]	Series 2026-1X, Class SUB, 0.000%, 10/15/2035[5,9,12]	15,552,732
9,425,000	[1]	Series 2024-2X, Class SUB, 11.500%, 10/15/2037[5,9,12]	6,800,669
10,000,000	[1]	Series 2023-1X, Class SUB, 6.597%, 1/15/2038[5,9,12]	5,465,042
1,700,000	[1]	Series 2023-1X, Class FR, 10.474% (3-Month Euribor+827 basis points), 1/15/2038[3,5,12]	1,935,278
4,570,000	[1]	Series 2021-2X, Class SUB, 0.000%, 3/15/2038[5,9,12]	2,550,694
4,000,000	[1]	Series 2025-2X, Class F, 10.374% (3-Month Euribor+817 basis points), 7/15/2038[3,5,12]	4,553,805
10,000,000	[1]	Series 2025-2X, Class SUB, 10.695%, 7/15/2038[5,9,12]	9,377,941
14,495,000	[1]	Series 2023-2X, Class SUB, 5.834%, 10/15/2038[5,9,12]	8,248,571
14,000,000	[1]	Series 2024-1X, Class SUB, 4.503%, 1/15/2039[5,9,12]	9,205,881
11,750,000	[1]	Series 2026-1X, Class SUB, 0.000%, 4/15/2039[5,9,12]	13,425,503
6,500,000	[1]	Series 2025-1X, Class SUB, 14.131%, 10/15/2039[5,9,12]	5,666,740
		Palmer Square Loan Funding Ltd.
1,250,000		Series 2020-1A, Class SUB, 0.000%, 2/20/2028[4,5,6,9,12,14]	—
2,250,000		Series 2020-4A, Class SUB, 0.000%, 11/25/2028[4,5,6,9,12,14]	—
1,250,000		Series 2021-1A, Class SUB, 0.000%, 4/20/2029[5,6,9,12,14]	—
2,150,000		Series 2021-2A, Class SUB, 0.000%, 5/20/2029[5,6,9,12,14]	—
1,500,000		Series 2021-3A, Class SUB, 0.000%, 7/20/2029[5,6,9,12,14]	6,300
3,100,000		Series 2021-4A, Class SUB, 0.000%, 10/15/2029[5,6,9,12,14]	38,130
5,235,000		Series 2022-1A, Class SUB, 0.000%, 4/15/2030[5,6,9,12,14]	1,047
6,000,000		Series 2022-2A, Class SUB, 0.000%, 10/15/2030[5,6,9,12,14]	242,400

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,250,000	Series 2022-5I, Class SUB, 0.000%, 1/15/2031[4,5,6,9,12]	$—
6,250,000	Series 2022-3A, Class SUB, 0.000%, 4/15/2031[5,6,9,12,14]	1,987,812
4,675,000	Series 2023-1A, Class SUB, 0.000%, 7/20/2031[5,6,9,12,14]	—
8,050,000	Series 2022-4A, Class SUB, 11.336%, 7/24/2031[5,6,9,12,14]	4,672,495
6,600,000	Series 2023-2A, Class SUB, 10.000%, 1/25/2032[5,6,9,12,14]	3,818,212
16,250,000	Series 2024-3A, Class SUB, 10.000%, 8/8/2032[5,6,9,12,14]	9,365,293
8,000,000	Series 2024-1A, Class SUB, 10.000%, 10/15/2032[5,6,9,12,14]	3,956,755
17,500,000	Series 2024-2A, Class SUB, 10.000%, 1/15/2033[5,6,9,12,14]	10,736,274
18,800,000	Series 2025-1A, Class SUB, 10.000%, 2/15/2033[5,6,9,12,14]	12,622,423
17,500,000	Series 2025-2A, Class SUB, 10.000%, 7/15/2033[5,6,9,12,14]	13,256,813
13,200,000	Series 2025-3A, Class SUB, 10.172%, 1/15/2034[5,6,9,12,14]	13,435,010
13,760,000	Series 2024-1A, Class SUB, 13.000%, 4/15/2037[5,6,9,12,14]	7,852,498
11,000,000	Series 2024-2A, Class SUB, 11.000%, 7/20/2037[5,6,9,12,14]	6,103,811
6,500,000	Series 2024-3A, Class SUB, 12.500%, 7/20/2037[5,6,9,12,14]	4,095,647
12,750,000	Series 2023-4A, Class SUB, 12.500%, 10/20/2037[5,6,9,12,14]	8,660,436
14,000,000	Series 2024-4A, Class SUB, 11.000%, 1/15/2038[5,6,9,12,14]	10,037,860
4,000,000	Series 2023-1A, Class SUB, 0.000%, 1/20/2038[5,6,9,12,14]	2,952,482
11,500,000	Series 2025-1A, Class SUB, 12.000%, 4/20/2038[5,6,9,12,14]	9,071,308
9,500,000	Series 2023-2A, Class SUB, 11.000%, 7/20/2038[5,6,9,12,14]	4,925,480
8,450,000	Series 2025-2A, Class SUB, 10.000%, 7/20/2038[5,6,9,12,14]	6,512,816
11,800,000	Series 2025-3A, Class SUB, 11.000%, 7/20/2038[5,6,9,12,14]	10,154,753
10,750,000	Series 2025-4A, Class SUB, 10.579%, 10/20/2038[5,6,9,12,14]	9,971,426
14,260,000	Series 2025-5A, Class SUB, 10.545%, 10/20/2038[5,6,9,12,14]	14,376,032
8,000,000	Series 2023-3A, Class SUB, 12.500%, 1/20/2039[5,6,9,12,14]	6,341,266
13,250,000	Series 2026-1A, Class SUB, 0.000%, 4/20/2039[5,6,9,10,12,14]	12,583,542
	Post CLO Ltd.
650,000	Series 2021-1A, Class DR, 6.673% (3-Month Term SOFR+300 basis points), 10/15/2034[3,5,6,14]	642,693
750,000	Series 2023-1A, Class BR, 5.375% (3-Month Term SOFR+170 basis points), 10/20/2038[3,5,6,14]	753,124
1,000,000	Series 2023-1A, Class D1R, 6.525% (3-Month Term SOFR+285 basis points), 10/20/2038[3,5,6,14]	1,006,504
375,000	Series 2023-1A, Class D2R, 7.625% (3-Month Term SOFR+395 basis points), 10/20/2038[3,5,6,14]	374,255
750,000	Series 2025-1A, Class E, 9.096% (3-Month Term SOFR+540 basis points), 1/20/2039[3,5,6,14]	750,527
1,000,000	Series 2024-1A, Class A1R, 4.875% (3-Month Term SOFR+127 basis points), 3/30/2039[3,5,6,14]	1,001,501
	Regatta Funding Ltd.
1,000,000	Series 2021-3A, Class D1R, 6.773% (3-Month Term SOFR+310 basis points), 10/15/2037[3,5,6,14]	1,001,370
1,000,000	Series 2023-2A, Class D1R, 6.267% (3-Month Term SOFR+260 basis points), 1/25/2039[3,5,6,14]	998,370

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2019-2A, Class D1R2, 6.323% (3-Month Term SOFR+265 basis points), 4/15/2039[3,5,6,14]	$991,452
1,000,000	Series 2019-2A, Class ER2, 9.323% (3-Month Term SOFR+565 basis points), 4/15/2039[3,5,6,14]	965,642
1,500,000	Riserva CLO Ltd. Series 2016-3A, Class DRR, 7.187% (3-Month Term SOFR+351 basis points), 1/18/2034[3,5,6,14]	1,466,761
	Sculptor CLO Ltd.
500,000	Series 30A, Class ER, 10.495% (3-Month Term SOFR+682 basis points), 7/20/2038[3,5,6,14]	484,102
1,000,000	Series 29A, Class D1R, 7.064% (3-Month Term SOFR+340 basis points), 7/22/2038[3,5,6,14]	1,005,750
1,000,000	Series 29A, Class D2R, 8.014% (3-Month Term SOFR+435 basis points), 7/22/2038[3,5,6,14]	989,578
1,000,000	Silver Point CLO Ltd. Series 2023-2A, Class D1R, 6.825% (3-Month Term SOFR+315 basis points), 4/20/2038[3,5,6,14]	1,004,291
2,325,000	Sixth Street CLO Ltd. Series 2023-22A, Class D1R, 6.322% (3-Month Term SOFR+265 basis points), 4/21/2038[3,5,6,14]	2,313,575
1,500,000	Trestles CLO Ltd. Series 2023-6A, Class A1R, 4.847% (3-Month Term SOFR+118 basis points), 4/25/2038[3,5,6,14]	1,500,432
	Trinitas CLO Ltd.
497,000	Series 2021-15A, Class E, 11.375% (3-Month Term SOFR+771 basis points), 4/22/2034[3,5,6,14]	432,692
1,500,000	Series 2025-34A, Class D1, 7.664% (3-Month Term SOFR+400 basis points), 4/22/2038[3,5,6,14]	1,519,602
750,000	Series 2025-34A, Class E, 10.824% (3-Month Term SOFR+716 basis points), 4/22/2038[3,5,6,14]	760,845
371,497	Venture CLO Ltd. Series 2019-38A, Class ARR, 4.663% (3-Month Term SOFR+100 basis points), 7/30/2032[3,5,6,14]	371,884
1,000,000	Verdelite Static CLO Ltd. Series 2024-1A, Class D, 6.525% (3-Month Term SOFR+285 basis points), 7/20/2032[3,5,6,14]	1,003,967
600,000	Wellington Management CLO Ltd. Series 2023-1A, Class D2R, 7.675% (3-Month Term SOFR+400 basis points), 10/20/2038[3,5,6,14]	596,951
1,000,000	Whitebox CLO Ltd. Series 2023-4A, Class D1R, 7.575% (3-Month Term SOFR+390 basis points), 4/20/2036[3,5,6,14]	1,008,480
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $618,976,145)	549,256,355

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
234,248	CHL Mortgage Pass-Through Trust Series 2004-29, Class 1X, 0.411%, 2/25/2035[5,9,15]	$2
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $0)	2

Number of Shares
	COMMON STOCKS — 2.5%
	CONSUMER STAPLES — 0.1%
32,455	CN Healthy Food Tech Group Corp.*	178,827
23,798	Misfits Market, Inc.[4]	517,607
2,000,000	Progress Lighting, LLC[4,16]	1,169,064
		1,865,498
	FINANCIALS — 1.3%
50,000	AA Mission Acquisition Corp. II - Class A*	508,000
110	AIP Capital, LLC[4,16]	44,982
188,986	Airwallex ESOP Ltd.[4]	5,164,987
62,866	Apex Treasury Corp. - Class A*	631,803
100,000	Archimedes Tech SPAC Partners III Co.*	1,001,000
22,500	Artius II Acquisition, Inc. - Class A*	235,800
100,000	BHAV Acquisition Corp. - Class A*	995,000
50,000	Blue Water Acquisition Corp. - Class A*	515,500
100,000	Blue Water Acquisition Corp. IV - Class A*	990,000
50,000	BTC Development Corp. - Class A*	503,000
40,650	Cantor Equity Partners VII, Inc. - Class A*	410,159
31,500	Cayson Acquisition Corp.*	347,760
35,000	Charlton Aria Acquisition Corp. - Class A*	376,950
100,000	Chenghe Acquisition III Co. - Class A*,6	1,016,000
21,424	CO2 Energy Transition Corp.*	226,237
100,000	Colombier Acquisition Corp. II - Class A*	1,025,000
100,000	CSLM Digital Asset Acquisition Corp. III Ltd. - Class A*	1,014,000
45,000	Fifth Era Acquisition Corp. I - Class A*,6	468,900
45,000	Gesher Acquisition Corp. II - Class A*	470,250
100,000	GigCapital8 Corp. - Class A*	1,006,000
100,000	GigCapital9 Corp. - Class A*	993,000
25,000	Graf Global Corp. - Class A*	271,250
99,995	GSR IV Acquisition Corp. - Class A*	1,015,949
100,000	Hall Chadwick Acquisition Corp. - Class A*,6	1,004,000
44,442	HCM III Acquisition Corp. - Class A*	456,864
18,750	Inflection Point Acquisition Corp. V*	196,875
75,000	Invest Green Acquisition Corp. - Class A*	750,750
1,748	Kairous Acquisition Corp. Ltd.*,6	3
100,000	LaFayette Acquisition Corp.*,6	1,011,000

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares			Value
		COMMON STOCKS (Continued)
		FINANCIALS (Continued)
20,000		Launch One Acquisition Corp. - Class A*	$217,200
99,999		Legato Merger Corp. IV*	991,990
100,000		M Evo Global Acquisition Corp. II - Class A*	992,000
99,999		M3-Brigade Acquisition VI Corp. - Class A*	1,012,990
100,000		McKinley Acquisition Corp. - Class A*	1,014,000
100,000		Mountain Lake Acquisition Corp. II - Class A*	993,000
100,000		Muzero Acquisition Corp. - Class A*	993,000
20,000		Newbury Street II Acquisition Corp. - Class A*	212,600
45,000		NewHold Investment Corp. II - Class A*	490,050
5		Phoenix Aviation Capital, LLC[4,16]	430,014
32,611		Plum Acquisition Corp. IV - Class A*	347,633
100,000		Pono Capital Four, Inc. - Class A*,6	996,000
100,000		Quantumsphere Acquisition Corp.*	1,022,000
45,000		Quartzsea Acquisition Corp.*	473,400
100,000		QuasarEdge Acquisition Corp.*	993,000
100,000		Range Capital Acquisition Corp. II*	1,008,000
11,144		Rithm Acquisition Corp. - Class A*	116,566
18,884		SC II Acquisition Corp. - Class A*	189,407
42,500		Shreya Acquisition Group - Class A*	420,325
66,666		Silver Pegasus Acquisition Corp. - Class A*	685,326
19,998		Silverbox Corp. IV - Class A*	216,178
100,000		Solarius Capital Acquisition Corp. - Class A*	1,028,000
79,998		Space Asset Acquisition Corp. - Class A*	812,780
50,000		Starry Sea Acquisition Corp.*	512,000
25,000		Stellar V Capital Corp. - Class A*	263,000
99,000		StoneBridge Acquisition Corp. - Class A*	1,006,830
18,000		Thayer Ventures Acquisition Corp. II*	186,120
99,999		Trailblazer Acquisition Corp. - Class A*	1,011,990
40,000		Translational Development Acquisition Corp. - Class A*	427,600
28,125		UY Scuti Acquisition Corp.*	299,813
57,780		Viking Acquisition Corp. I - Class A*	590,512
100,000		X3 Acquisition Corp. Ltd. - Class A*	999,000
100,000		Xsolla SPAC 1 - Class A*	993,000
35,000		YHN Acquisition I Ltd.*,6	380,800
			44,977,143
		HEALTH CARE — 0.0%
—	[17]	Nephron Pharmaceuticals Corp.*,4,16	565,936
		TECHNOLOGY — 1.1%
31,979		Epic Games, Inc.[4]	13,061,503
303,030		Mercury Technologies, Inc.[4,10]	5,369,692
23,220		Olinda SAS[4]	4,377,097

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
14,119	Olinda SAS[4]	$2,661,509
786	Raisin SE4	6,939,126
24,155	Workrise Technologies, Inc.[4]	2,498,110
		34,907,037
	TOTAL COMMON STOCKS (Cost $81,897,394)	82,315,614

Principal Amount ($)
	CORPORATE BONDS — 0.6%
	FINANCIALS — 0.6%
2,500,000	Barings BDC, Inc. 7.000%, 2/15/2029[5]	2,540,705
2,000,000	BlackRock TCP Capital Corp. 6.950%, 5/30/2029[5]	1,986,854
2,000,000	Blue Owl Technology Finance Corp. 6.100%, 3/15/2028[5]	1,994,120
2,000,000	Franklin BSP Capital Corp. 7.200%, 6/15/2029[5]	2,048,590
2,000,000	Golub Capital Private Credit Fund 5.800%, 9/12/2029[5]	1,979,094
605,000	MidCap Financial Investment Corp. 4.500%, 7/16/2026[5]	604,268
2,000,000	New Mountain Finance Corp. 6.875%, 2/1/2029[5]	2,009,388
4,189,000	PennantPark Investment Corp. 4.000%, 11/1/2026[5]	4,159,078
1,000,000	Trinity Capital, Inc. 4.375%, 8/24/2026[5]	994,794
		18,316,891
	TOTAL CORPORATE BONDS (Cost $18,244,936)	18,316,891

Number of Shares
	MUTUAL FUNDS — 1.2%
2,661,585	Glenmede Secured Options Portfolio - Class Institutional[12]	39,870,546
	TOTAL MUTUAL FUNDS (Cost $37,496,741)	39,870,546
	PREFERRED STOCKS — 2.0%
	CONSUMER NON-CYCLICAL — 0.2%
186,058	SF Hawkers, LLC 0.000%[4,16,18]	8,295,754

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares			Value
		CONSUMER STAPLES — 0.0%
83,287		Misfits Market, Inc. Series A-1, 0.000%[4,18]	$1,873,957
		FINANCIALS — 0.9%
		Airwallex (Cayman) Limited
160,000		Series A, 0.000%[4,18]	4,372,800
282,196		Series B2, 0.000%[4,18]	7,712,417
143,991		Series E, 0.000%[4,18]	3,935,274
131,854		MidCap Financial Investment Corp. 8.000%, 12/15/2028[5]	3,334,588
20,000		New Mountain Finance Corp. 8.250%, 11/15/2028[5]	506,000
1,570		Phoenix Aviation Capital, LLC 0.000%[4,16,18]	1,334,566
		Ramp Business Corp.
18,788		Series A-2, 0.000%[4,18]	2,254,560
17,955		Series C-3, 0.000%[4,18]	2,154,600
351,202		Tilt Finance, Inc. Series C , 0.000%[4,18]	3,958,046
			29,562,851
		TECHNOLOGY — 0.9%
51,992		Astranis Space Technologies Corp. 0.000%[4,18]	999,999
699,060		Mercury Technologies, Inc. 0.000%[4,10,18]	12,387,343
		Olinda SAS
3,175		Series B, 0.000%[4,18]	598,505
1,557		Series C, 0.000%[4,18]	293,503
35,763		Series D, 0.000%[4,18]	6,810,988
1,171,875		Route App, Inc. Series A1, 0.000%[4,18]	3,011,719
		Workrise Technologies, Inc.
4,873		Series A, 0.000%[4,18]	513,858
10,200		Series B, 0.000%[4,18]	1,090,890
20,468		Series C, 0.000%[4,18]	2,499,143
6,198		Series D, 0.000%[4,18]	894,619
			29,100,567
		TOTAL PREFERRED STOCKS (Cost $56,304,461)	68,833,129
		PRIVATE INVESTMENT VEHICLES — 41.0%
		INVESTMENT PARTNERSHIPS — 34.3%
N/A	[17]	1250 NW Swigert Way, LLC[4,7,13,16]	32,289,277
N/A	[17]	137 Direct Fund LP, LLC[10,13]	32,864,263

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares			Value
		INVESTMENT PARTNERSHIPS (Continued)
N/A	[17]	137 Holdings ABI, LLC[13]	$5,051,959
N/A	[17]	137 Holdings AP, LLC[13]	2,751,499
N/A	[17]	137 Holdings GI, LLC[13]	9,455,889
N/A	[17]	137 Holdings ISI, LLC[13]	6,054,433
N/A	[17]	137 Holdings MA, LLC[13]	3,414,194
N/A	[17]	137 Holdings MS, LLC[13]	4,651,921
N/A	[17]	137 Holdings MS, LLC[13]	32,671,368
N/A	[17]	137 Holdings PHI, LLC[13]	524,968
N/A	[17]	137 Holdings RBC II, LLC[13]	11,090,016
N/A	[17]	137 Holdings RBC, LLC[13]	9,826,043
N/A	[17]	137 Ventures VI LP10,13	24,762,628
N/A	[17]	137 Ventures VII LP10,13	26,531,434
N/A	[17]	225 Broadway RTL LLC[13]	45,077,500
N/A	[17]	Acer Tree Credit Opportunities Partners LP [4]	25,894,748
N/A	[17]	APD BEAC Equity Blocker LP4	17,500
N/A	[17]	APD FSP Equity LP4	45,000
N/A	[17]	APD PBP Equity LP4	55,000
N/A	[17]	Arbour Lane Credit Opportunity Fund IV LP10,13	17,168,234
N/A	[17]	Arlington Capital Partners VI LP10,13	3,305,825
N/A	[17]	Atlas Enhanced Fund LP4	42,136,827
N/A	[17]	Blue Owl Real Estate Net Lease Property Fund LP13	91,751,271
N/A	[17]	Blue Torch Offshore Credit Opp Fund IV LP13	6,452,017
N/A	[17]	Cartenna Partners LP4	11,740,890
N/A	[17]	Cevian Capital II LP4	18,915,357
N/A	[17]	Core Spaces Fund IV LP10,13	15,157,242
N/A	[17]	Digital Realty DC Partners LP4	6,209,884
N/A	[17]	Dorsal Capital Partners LP4	11,259,513
N/A	[17]	DSC Meridian Credit Opportunities Onshore Fund LP4	41,462,995
N/A	[17]	FCP Fund VI Avondale Co-Investment LP13,16	20,844,761
N/A	[17]	FCP Fund VI DWG Co-Investment LP13,16	26,668,005
N/A	[17]	FCP Realty Fund VI-A LP10,13	9,293,291
N/A	[17]	GHO Capital IV LP10,13	1,831,117
N/A	[17]	GPS IV LP [10,13]	807,684
N/A	[17]	Hedosophia Investments VI G LP13	3,027,095
N/A	[17]	Hedosophia Investments VI H LP13	1,258,654
N/A	[17]	Hedosophia Investments VI I LP13	1,545,828
N/A	[17]	Hedosophia Investments VI J LP13	1,369,817
N/A	[17]	Hedosophia Investments VI K LP13	4,011,590
N/A	[17]	Hedosophia Investments VI N LP13	6,420,914
N/A	[17]	Hedosophia Investments VI O LP13	1,505,870
N/A	[17]	Hedosophia Investments VI P LP13	3,022,500
N/A	[1,17]	Hedosophia Investors VI E LP [10,13]	5,829,915

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares			Value
		INVESTMENT PARTNERSHIPS (Continued)
N/A	[17]	Hedosophia Partners VI LP10,13	$11,326,827
N/A	[17]	Hedosophia SP A LP13	2,276,296
N/A	[17]	Hedosophia SP B LP13	5,797,349
N/A	[17]	Hillpointe Workforce Housing Partners V LP10,13,16	31,051,776
N/A	[17]	HS Investments NA18 LP13	7,135,059
N/A	[1,17]	HS Investments V F LP13	349,831
N/A	[17]	HS Investments VI A LP13	17,810,686
N/A	[17]	HS Investments VI B LP13	3,967,454
N/A	[17]	Hudson Bay Fund LP4	328,189
N/A	[17]	Kern River Capital, LLC[13]	1,561,067
N/A	[17]	KQ Partners Fund LP13	17,677,179
N/A	[17]	Linden Investors LP4	38,742,313
N/A	[17]	MCTC Investment Hold Delaware, LLC - Class H [13]	5,000,000
N/A	[17]	Nuveen Real Estate U.S. Cities Industrial Fund LP4	6,014,171
N/A	[17]	Nuveen Real Estate U.S. Cities Multifamily Fund LP4	4,418,472
N/A	[17]	Old Orchard Credit Fund LP4	22,212,575
N/A	[17]	Point72 Capital LP4	39,757,488
N/A	[17]	Prana Absolute Return Fund LP - Class D4	17,530,246
N/A	[17]	Proterra Credit Fund 3 LP10,13	3,133,598
N/A	[17]	Quiet EE LP [13]	2,019,178
N/A	[17]	Quiet Leaders Fund I LP4	5,000,000
N/A	[17]	Quiet OA Access LP13	10,195,741
N/A	[17]	Quiet Select Fund - Class B13	2,057,817
N/A	[17]	Quiet Select Fund - Class C13	3,335,589
N/A	[17]	Quiet Select Fund - Class D13	1,501,045
N/A	[17]	Quiet Select Fund - Class E13	2,630,223
N/A	[17]	Quiet Select Fund - Class F13	3,263,699
N/A	[17]	Quiet Select Fund III - Class I13	1,723,951
N/A	[17]	Quiet T1 LP - Class A13	9,435,773
N/A	[17]	Quiet T1 LP - Class B13	2,125,911
N/A	[17]	Quiet T1 LP - Class C13	1,918,487
N/A	[17]	Quiet Venture I LP13	7,860,150
N/A	[17]	Quiet Venture III LP10,13	20,855,449
N/A	[17]	Quiet Venture IV LP4	3,750,000
N/A	[17]	RA Capital Healthcare Fund LP4	13,316,102
N/A	[17]	RA Capital Nexus Fund IV LP13	4,607,102
N/A	[17]	RiverNorth Capital Partners LP4,12	20,437,625
N/A	[17]	Sachem Head LP4	14,685,219
N/A	[17]	Sapphire Opportunity Fund IV LP4	2,007,000
N/A	[17]	Sapphire Venture VII LP13	5,183,949
N/A	[17]	Savory Fund III Blocked LP10,13	4,645,944
N/A	[17]	Schonfeld Strategic Partners Fund, LLC[4]	44,933,500

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares			Value
		INVESTMENT PARTNERSHIPS (Continued)
N/A	[17]	Seer Capital Partners Fund LP13	$43,569
N/A	[17]	Seer Capital Regulatory Capital Relief Fund LP13	7,185,560
N/A	[17]	Sofinnova Bioequities LP4	11,308,554
N/A	[17]	TCW Rescue Financing II LP10,13	9,955,782
N/A	[17]	TPG Tech Adjacencies II Vega LP13	1,987,478
N/A	[17]	TPG Tech Adjacencies II Vital CI LP13	2,588,809
N/A	[17]	Ufenau VI German Asset Lite, SLP[13]	5,892,803
N/A	[17]	Ufenau VI Overflow, SLP[13]	686,674
N/A	[17]	US Industrial Club VII, LP10,13	5,322,911
N/A	[17]	Walleye Opportunities Fund LP4	46,352,089
N/A	[17]	WH Strategic Opportunities Fund X LP13	699,524
N/A	[17]	Whitehawk IV-Plus Onshore Fund LP10,13	5,689,308
N/A	[17]	WhiteHawk V-Plus Onshore Fund LP13	7,000,000
			1,154,319,827
		NON-LISTED BUSINESS DEVELOPMENT COMPANIES — 3.4%
2,100,067		Audax Private Credit Fund, LLC[13]	52,127,861
567,120		BC Partners Lending Corp.[12,13]	10,531,412
195,000		TCW Direct Lending VIII, LLC[13]	14,624,874
1,919,566		TCW Specialty Lending LLC[13]	37,124,411
			114,408,558

Principal Amount ($)
		PRIVATE COLLATERALIZED LOAN OBLIGATIONS — 3.3%
7,000,000		Antares Loan Funding I Ltd. 2/17/2032[13]	8,159,087
—	[17]	Fortress Credit Opportunities XXVII CLO, LLC [4]	16,382,318
5,137,200		GPG Loan Funding, LLC 4/29/2034[4,10]	5,265,830
13,500,000		KCLF Note Issuer I SPV, LLC 12/28/2033[13]	14,134,462
30,629,469		MCF CLO 12, LLC 2/24/2028[4,10]	32,602,007
17,290,053		NXT Capital CLO, LLC Series 2026-1, 6/24/2028[4,10]	18,709,566
7,627,699		Private Credit Fund C-1 Holdco, LLC Series 2023-1, 7/11/2033[10,13]	7,848,254
8,665,292		Silver Point Loan Funding, LLC 10/20/2033[10,13]	9,709,098
			112,810,622
		TOTAL PRIVATE INVESTMENT VEHICLES (Cost $1,168,383,440)	1,381,539,007

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	REAL ESTATE INVESTMENT TRUSTS — 6.6%
2,392,450	Bailard Real Estate Investment Trust, Inc.[4]	$74,915,887
8,959,658	CIRE Real Estate Investment Trust, Inc.[13]	101,131,712
1,802,434	Invesco Real Estate Income Trust, Inc. - Class I4,12	47,483,209
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $206,759,696)	223,530,808
	RIGHTS — 0.0%
481	Abiomed, Inc., Expiration Date: December 30, 2029*,4	491
39,796	Aimei Health Technology Co., Ltd., Expiration Date: September 26, 2026*	11,939
1,132	Alpha Star Acquisition Corp., Expiration Date: August 14, 2026*	91
19,429	Alphatime Acquisition Corp., Expiration Date: October 14, 2026*	3,692
19,609	Aquaron Acquisition Corp., Expiration Date: August 14, 2026*	3,530
22,500	Artius II Acquisition, Inc., Expiration Date: August 12, 2026*	4,725
26,811	Bayview Acquisition Corp.*	1,879
100,000	BHAV Acquisition Corp., Expiration Date: May 7, 2031*	21,000
25,204	Black Hawk Acquisition Corp., Expiration Date: August 5, 2026*	38,814
9,200	Bowen Acquisition Corp., Expiration Date: November 26, 2026*	2,212
31,500	Cayson Acquisition Corp.*	6,615
35,000	Charlton Aria Acquisition Corp., Expiration Date: November 27, 2026*	2,818
21,424	CO2 Energy Transition Corp., Expiration Date: November 12, 2026*	2,999
40,000	Columbus Acquisition Corp., Expiration Date: September 18, 2026*,6	21,996
100,000	Drugs Made In America Acquisition II Corp., Expiration Date: September 16, 2030*	7,270
160,000	DT Cloud Acquisition Corp., Expiration Date: October 23, 2026*,6	36,800
35,000	DT Cloud Star Acquisition Corp., Expiration Date: September 13, 2026*	3,853
15,490	Eureka Acquisition Corp.*,6	3,888
45,000	Fifth Era Acquisition Corp. I*,6	15,741
29,513	Flag Ship Acquisition Corp.*	2,361
35,000	Future Vision II Acquisition Corp., Expiration Date: September 12, 2026*,6	3,682
100,000	GigCapital8 Corp., Expiration Date: December 30, 2099*	26,790
100,000	GigCapital9 Corp., Expiration Date: December 1, 2030*	25,010
23,908	Goldenstone Acquisition Ltd., Expiration Date: August 12, 2026*	1,994
14,285	GSR IV Acquisition Corp., Expiration Date: August 22, 2030*	32,855
100,000	Hall Chadwick Acquisition Corp., Expiration Date: November 20, 2030*,6	28,840
19,947	Horizon Space Acquisition I Corp., Expiration Date: September 13, 2026*	798
14,391	Hudson Acquisition I Corp., Expiration Date: August 26, 2026*,4	2,303
47,773	IB Acquisition Corp., Expiration Date: December 29, 2026*	5,661
14,062	Inflection Point Acquisition Corp. III*	6,328
18,750	Inflection Point Acquisition Corp. V, Expiration Date: August 12, 2026*	12,187
75,000	Invest Green Acquisition Corp., Expiration Date: November 17, 2030*	13,507
40,000	Jackson Acquisition Co. II*	5,608
25,000	K&F Growth Acquisition Corp. II, Expiration Date: August 10, 2026*	3,000
100,000	LaFayette Acquisition Corp.*,6	11,650
100,000	McKinley Acquisition Corp., Expiration Date: December 30, 2099*	19,000

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	RIGHTS (Continued)
20,035	Metal Sky Star Acquisition Corp., Expiration Date: September 29, 2026*	$531
1,689	Mountain Crest Acquisition Corp. V, Expiration Date: August 27, 2026*	51
22,500	Oyster Enterprises II Acquisition Corp., Expiration Date: May 15, 2031*	2,477
36,000	Pantages Capital Acquisition Corp., Expiration Date: November 14, 2026*	5,764
100,000	Pono Capital Four, Inc., Expiration Date: February 19, 2031*,6	20,010
100,000	Quantumsphere Acquisition Corp., Expiration Date: December 30, 2099*	12,250
45,000	Quartzsea Acquisition Corp., Expiration Date: September 18, 2026*	9,900
100,000	QuasarEdge Acquisition Corp., Expiration Date: August 13, 2026*	25,000
1,189	Quetta Acquisition Corp., Expiration Date: August 15, 2026*	714
35,536	Range Capital Acquisition Corp., Expiration Date: August 27, 2026*	5,728
13,377	RF Acquisition Corp. II, Expiration Date: September 24, 2026*,6	1,338
35,000	Rising Dragon Acquisition Corp., Expiration Date: August 13, 2026*,6	2,450
18,884	SC II Acquisition Corp., Expiration Date: November 26, 2030*	3,514
42,500	Shreya Acquisition Group, Expiration Date: May 5, 2027*	7,650
66,666	Silver Pegasus Acquisition Corp., Expiration Date: August 13, 2026*	16,666
45,000	Sizzle Acquisition Corp. II, Expiration Date: May 26, 2035*	7,312
40,500	Soulpower Acquisition Corp., Expiration Date: May 26, 2035*	4,722
50,000	Starry Sea Acquisition Corp., Expiration Date: December 30, 2099*	7,505
99,000	StoneBridge Acquisition II Corp., Expiration Date: December 30, 2099*	12,870
26,253	Tavia Acquisition Corp., Expiration Date: August 13, 2026*,6	2,363
18,000	Thayer Ventures Acquisition Corp. II, Expiration Date: August 13, 2026*	2,702
28,125	UY Scuti Acquisition Corp., Expiration Date: September 25, 2026*	3,094
35,000	YHN Acquisition I Ltd., Expiration Date: September 19, 2026*,6	3,850
	TOTAL RIGHTS (Cost $491)	550,388

Number of Units
	SPECIAL PURPOSE ACQUISITION COMPANIES — 0.1%
	FINANCIALS — 0.1%
50,000	Futurewave Acquisition Corp.*	501,500
100,000	NewHold Investment Corp. IV*	1,021,000
25,000	Plutonian Acquisition Corp. II*	253,500
50,000	Texas Ventures Acquisition IV Corp.*	500,000
100,000	Tribeca Strategic Acquisition Corp.*	995,000
50,000	Wilco Corp.*,6	497,500
50,000	Yorkville International Capital Corp.*	502,500
		4,271,000
	TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (Cost $4,248,599)	4,271,000

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	WARRANTS — 0.1%
25,000	AA Mission Acquisition Corp. II, Expiration Date: September 9, 2031*,6	$5,500
19,983	Able View Global, Inc., Expiration Date: May 15, 2028*,6	328
4,691,100	Accuray, Inc., Expiration Date: December 31, 2028*,4	1,005,738
287	Advantage Capital Holdings, LLC, Expiration Date: January 28, 2031*,4	609,180
9,241	Alchemy Investments Acquisition Corp., Expiration Date: June 26, 2028*	1,017
17,500	Aldel Financial II, Inc., Expiration Date: October 10, 2029*	5,077
19,429	Alphatime Acquisition Corp., Expiration Date: January 17, 2028*	1,362
17,500	Andretti Acquisition Corp. II, Expiration Date: October 24, 2029*	3,675
31,433	Apex Treasury Corp., Expiration Date: November 17, 2030*,6	9,430
10,125	Archimedes Tech SPAC Partners II Co., Expiration Date: April 2, 2030*	22,072
25,000	Archimedes Tech SPAC Partners III Co., Expiration Date: January 22, 2031*,6	18,750
2,223	Beneficient, Expiration Date: June 7, 2028*	21
18,409	Big Tree Cloud Holdings Ltd., Expiration Date: May 31, 2029*,6	541
25,000	Blue Water Acquisition Corp., Expiration Date: December 31, 2026*	9,157
50,000	Blue Water Acquisition Corp. IV, Expiration Date: December 10, 2030*,6	17,000
12,500	BTC Development Corp., Expiration Date: August 19, 2030*,6	5,625
1,466	Cactus Acquisition Corp. 1 Ltd., Expiration Date: October 29, 2026*	44
16,743	Centurion Acquisition Corp., Expiration Date: August 1, 2029*	4,849
50,000	Chenghe Acquisition III Co., Expiration Date: August 15, 2031*,6	10,500
162,277	CN Healthy Food Tech Group Corp., Expiration Date: February 16, 2029*,4	14,767
21,424	CO2 Energy Transition Corp., Expiration Date: August 17, 2028*	3,102
17,300	CoinShares PLC, Expiration Date: March 31, 2031*,6	13,840
12,500	Colombier Acquisition Corp. II, Expiration Date: March 25, 2031*	10,000
968	Comera Life Sciences Holdings, Inc., Expiration Date: May 19, 2027*,4	—	[19]
13,333	Concord Acquisition Corp. II, Expiration Date: December 31, 2028*	143
50,000	CSLM Digital Asset Acquisition Corp. III Ltd., Expiration Date: September 19, 2030*,6	11,005
5,628	Digital Asset Acquisition Corp., Expiration Date: March 17, 2030*	2,114
319,855	Dorel Industries, Inc. - Class B, Expiration Date: September 30, 2032[4]	392,405
12,500	Dynamix Corp., Expiration Date: December 6, 2029*	2,000
12,500	Dynamix Corp. III, Expiration Date: November 19, 2030*,6	3,439
58,623	Einride A.B., Expiration Date: June 9, 2031*,6	35,174
11,433	EQV Ventures Acquisition Corp., Expiration Date: July 1, 2031*,6	15,778
460	Everest Consolidator Acquisition Corp., Expiration Date: July 19, 2028*,4	5
20,000	Fact II Acquisition Corp., Expiration Date: December 20, 2029*	11,020
33,333	Galata Acquisition Corp. II, Expiration Date: September 18, 2030*,6	11,713
19,239	GCL Global Holdings Ltd., Expiration Date: February 13, 2030*	423
33,333	General Fusion Group Ltd., Expiration Date: September 30, 2030*	59,166
1,177	Genesis Growth Tech Acquisition Corp., Expiration Date: May 19, 2028*,4	—	[19]
22,500	Gesher Acquisition Corp. II, Expiration Date: March 12, 2030*	6,300
20,000	GigCapital7 Corp., Expiration Date: September 11, 2029*	3,240
534	Global Gas Corp., Expiration Date: October 29, 2027*	1
23,908	Goldenstone Acquisition Ltd., Expiration Date: July 15, 2026*	418

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
30,049	GP-Act III Acquisition Corp., Expiration Date: December 31, 2027*	$6,010
12,500	Graf Global Corp., Expiration Date: August 7, 2029*	4,750
14,814	HCM III Acquisition Corp., Expiration Date: July 31, 2030*,6	9,629
1,173	Heramba Electric PLC, Expiration Date: October 10, 2028*,6	—	[19]
50,000	Highview Merger Corp., Expiration Date: August 12, 2030*,6	17,500
1,382	Holdco Nuvo Group DG Ltd., Expiration Date: May 1, 2029*,4,6	1
19,947	Horizon Space Acquisition I Corp., Expiration Date: January 26, 2028*	896
1,235,429	IFit, Inc., Expiration Date: February 24, 3030*,4	—
10,018	Israel Acquisitions Corp., Expiration Date: February 28, 2028*	339
23,278	Jaws Mustang Acquisition Corp., Expiration Date: June 1, 2030*	931
10,000	Launch One Acquisition Corp., Expiration Date: August 29, 2029*	2,100
17,500	Launch Two Acquisition Corp., Expiration Date: November 26, 2029*	6,038
33,333	Legato Merger Corp. IV, Expiration Date: March 16, 2031*,6	15,333
14,172	Lionheart Holdings, Expiration Date: August 9, 2029*	5,385
50,000	M Evo Global Acquisition Corp. II, Expiration Date: February 19, 2031*,6	19,800
37,500	M3-Brigade Acquisition V Corp., Expiration Date: September 23, 2030*	13,875
33,333	M3-Brigade Acquisition VI Corp., Expiration Date: August 5, 2030*	13,333
14,950	Melar Acquisition Corp. I, Expiration Date: June 1, 2031*	1,949
20,035	Metal Sky Star Acquisition Corp., Expiration Date: April 1, 2027*	64
50,000	Mountain Lake Acquisition Corp. II, Expiration Date: December 29, 2030*,6	13,500
1,265	MultiMetaVerse Holdings Ltd., Expiration Date: March 15, 2027*,4	—	[19]
50,000	Muzero Acquisition Corp., Expiration Date: December 10, 2030*,6	14,000
16,500	Namib Minerals, Expiration Date: June 5, 2030*,6	3,630
27,873	Nature's Miracle Holding, Inc., Expiration Date: March 12, 2029*	265
7,500	New Providence Acquisition Corp. III, Expiration Date: April 24, 2030*	1,950
1,335	Newbury Street Acquisition Corp., Expiration Date: December 31, 2027*,4	—	[19]
10,000	Newbury Street II Acquisition Corp., Expiration Date: December 27, 2029*	1,856
22,500	NewHold Investment Corp. III, Expiration Date: April 17, 2030*	47,025
16,328	OSR Holdings, Inc., Expiration Date: February 14, 2030*	865
17,500	Plum Acquisition Corp. IV, Expiration Date: January 30, 2030*	7,875
13,648	Polibeli Group Ltd., Expiration Date: June 23, 2030*,6	1,273
1,990	Presto Automation, Inc., Expiration Date: September 21, 2027*,4	—	[19]
50,000	Range Capital Acquisition Corp. II, Expiration Date: September 16, 2030*,6	17,000
3,750	Rithm Acquisition Corp., Expiration Date: April 11, 2030*	2,063
20,000	Roman DBDR Acquisition Corp. II, Expiration Date: February 3, 2030*	4,000
9,833	Semnur Pharmaceuticals, Inc., Expiration Date: September 22, 2030*	197
42,500	Shreya Acquisition Group, Expiration Date: May 7, 2031*	2,338
6,666	Silverbox Corp. IV, Expiration Date: September 24, 2029*	1,067
10,000	SIM Acquisition Corp. I, Expiration Date: August 28, 2029*	2,501
50,000	Solarius Capital Acquisition Corp., Expiration Date: July 16, 2030*,6	12,500
26,666	Space Asset Acquisition Corp., Expiration Date: March 31, 2033*,6	24,799
2,102	Spree Acquisition Corp. 1 Ltd., Expiration Date: December 22, 2028*,4	—	[19]

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
12,500	Stellar V Capital Corp., Expiration Date: March 24, 2030*	$4,299
33,333	Talon Capital Corp., Expiration Date: September 5, 2030*,6	21,333
22,500	Teamshares, Inc., Expiration Date: April 17, 2030*	33,075
11,250	Texas Ventures Acquisition III Corp., Expiration Date: May 15, 2031*	5,964
21,250	Titan Acquisition Corp., Expiration Date: June 2, 2030*	12,750
1,544	TNL Mediagene, Expiration Date: June 14, 2028*,6	6
33,333	Trailblazer Acquisition Corp., Expiration Date: July 24, 2030*,6	13,367
20,000	Translational Development Acquisition Corp., Expiration Date: February 13, 2030*	26,400
25,000	United Acquisition Corp. I, Expiration Date: December 19, 2030*,6	31,000
32,500	Veraxa Biotech Holding A.G., Expiration Date: June 8, 2031*,6	3,585
25,000	Viking Acquisition Corp. I, Expiration Date: November 3, 2030*,6	22,500
50,000	X3 Acquisition Corp. Ltd., Expiration Date: March 17, 2032*,6	12,550
50,000	Xsolla SPAC 1, Expiration Date: October 21, 2030*,6	10,500
31,924	Youlife Group, Inc., Expiration Date: July 10, 2030*,4	3,544
	TOTAL WARRANTS (Cost $4,060,805)	2,803,429

Principal Amount ($)
	SHORT-TERM INVESTMENTS — 5.8%
333	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 3.49%[20]	333
1,000	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.06%	1,000
195,256,615	UMB Bank, Money Market Special II Deposit Investment, 3.48%[20]	195,256,615
	TOTAL SHORT-TERM INVESTMENTS (Cost $195,257,948)	195,257,948
	TOTAL INVESTMENTS — 107.6% (Cost $3,439,117,809)	3,626,320,389
	Liabilities in Excess of Other Assets — (7.6)%	(256,151,887)
	TOTAL NET ASSETS — 100.0%	$3,370,168,502

CIBOR — Copenhagen Interbank Offered Rate

Euribor — Euro Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

STIBOR — Stockholm Interbank Offered Rate

* Non-income producing security.

1 Principal amount denoted in local currency.

2 All or a portion of this investment is a holding of FTAOF Cayman Sub1 Ltd.

3 Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

4 The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.

5 Callable.

6 Foreign security denominated in U.S. Dollars.

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

7 Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative fair value is the result of the capitalized discount on the loan or the unfunded commitment being valued below par.

8 Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.

9 Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

10 A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion.

11 Issuer filed for bankruptcy and/or is in default.

12 Affiliated company.

13 Investment valued using net asset value per share as practical expedient.

14 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $402,789,106, which represents 11.95% of the total net assets of the Fund.

15 Interest-only security.

16 All or a portion of this investment is a holding of FTAOF Sub1 LLC.

17 Investment does not issue shares.

18 Perpetual security. Maturity date is not applicable.

19 Amount represents less than $0.50.

20 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

	Redemptions	Redemption			Original
Securities with Restrictions on Redemptions	Permitted	Notice Period	Cost	Fair Value	Acquisition Date
137 Direct Fund LP, LLC (1)	Not Permitted	N/A	$27,120,171	$32,864,263	4/28/2025
137 Holdings ABI, LLC (1)	Not Permitted	N/A	5,051,959	5,051,959	5/15/2026
137 Holdings AP, LLC (1)	Not Permitted	N/A	2,795,287	2,751,499	8/14/2025
137 Holdings GI, LLC (1)	Not Permitted	N/A	7,588,780	9,455,889	12/22/2025
137 Holdings ISI, LLC (1)	Not Permitted	N/A	6,054,433	6,054,433	4/6/2026
137 Holdings MA, LLC (1)	Not Permitted	N/A	1,536,616	3,414,194	10/25/2024
137 Holdings MS, LLC (1)	Not Permitted	N/A	673,701	4,651,921	8/20/2024
137 Holdings MS, LLC (1)	Not Permitted	N/A	8,891,382	32,671,368	8/18/2025
137 Holdings PHI, LLC (1)	Not Permitted	N/A	524,968	524,968	5/27/2026
137 Holdings RBC II, LLC (1)	Not Permitted	N/A	4,559,924	11,090,016	6/10/2025
137 Holdings RBC, LLC (1)	Not Permitted	N/A	2,514,844	9,826,043	4/24/2024
137 Ventures VI, LP (1)	Not Permitted	N/A	12,610,421	24,762,628	4/16/2024
137 Ventures VII LP (1)	Not Permitted	N/A	20,528,782	26,531,434	6/20/2025
225 Broadway RTL LLC (1)	Not Permitted	N/A	45,077,500	45,077,500	1/7/2026
Acer Tree Credit Opportunities Partners LP (1)	Quarterly	45 Days	25,000,000	25,894,748	1/31/2025
APD BEAC Equity Blocker LP (1)	Not Permitted	N/A	17,500	17,500	4/2/2026
APD FSP Equity LP (1)	Not Permitted	N/A	45,000	45,000	4/16/2026
APD PBP Equity LP (1)	Not Permitted	N/A	55,000	55,000	4/16/2026
Arbour Lane Credit Opportunity Fund IV LP (1)	Not Permitted	N/A	17,651,065	17,168,234	2/27/2025
Arlington Capital Partners VI LP (1)	Not Permitted	N/A	2,680,493	3,305,825	1/26/2024
Atlas Enhanced Fund LP (1)	Quarterly	70 Days	42,000,000	42,136,827	2/2/2026
Audax Private Credit Fund LP (1)	Not Permitted	N/A	52,472,749	52,127,861	10/30/2024
Bailard Real Estate Investment Trust, Inc. (1)	Quarterly	30 Days	74,725,000	74,915,887	12/28/2018
BC Partners Lending Corp. (1)	Not Permitted	N/A	12,500,000	10,531,412	3/6/2023
Blue Owl Real Estate Net Lease Property Fund LP (1)	Quarterly	60 Days	99,500,000	91,751,271	1/25/2022
Blue Torch Offshore Credit Opp Fund IV LP (1)	Not Permitted	N/A	6,331,377	6,452,017	12/26/2025
Cartenna Partners LP (1)	Monthly	45 Days	11,250,000	11,740,890	10/30/2025
Cevian Capital II LP (1)	Monthly	90 days	17,000,000	18,915,357	4/1/2026
CIRE Real Estate Investment Trust, Inc. (1)	Quarterly(2)	90 Days	80,322,528	101,131,712	4/4/2023
Cliffwater Enhanced Lending Fund - Class I	Quarterly(3)	N/A	5,106,773	5,729,076	4/26/2022
Core Spaces Fund IV LP (1)	Not Permitted	N/A	15,451,936	15,157,242	10/24/2024
Digital Realty DC Partners LP (1)	Not Permitted	N/A	6,804,873	6,209,884	4/1/2026
Dorsal Capital Partners LP (1)	Quarterly	45 Days	11,250,000	11,259,513	10/30/2025
DSC Meridian Credit Opportunities Onshore Fund LP (1)	Quarterly(4)	65 Days	27,450,000	41,462,995	10/1/2018
FCP Fund VI Avondale Co-Investment LP (1)	Not Permitted	N/A	20,208,571	20,844,761	9/29/2025
FCP Fund VI DWG Co-Investment LP (1)	Not Permitted	N/A	25,608,650	26,668,005	8/21/2025
FCP Realty Fund VI-A LP (1)	Not Permitted	N/A	10,855,641	9,293,291	5/14/2024
Fortress Credit Opportunities XXVII CLO, LLC (1)	Not Permitted	N/A	16,382,318	16,382,318	6/18/2026
GHO Capital IV LP (1)	Not Permitted	N/A	2,655,148	1,831,117	8/20/2025
GPS IV LP (1)	Not Permitted	N/A	876,522	807,684	3/7/2025
Hedosophia Investments VI G LP (1)	Not Permitted	N/A	3,040,206	3,027,095	7/28/2025
Hedosophia Investments VI H LP (1)	Not Permitted	N/A	1,281,191	1,258,654	6/27/2025
Hedosophia Investments VI I LP (1)	Not Permitted	N/A	1,257,000	1,545,828	6/23/2025
Hedosophia Investments VI J LP (1)	Not Permitted	N/A	1,406,059	1,369,817	6/27/2025
Hedosophia Investments VI K LP (1)	Not Permitted	N/A	4,030,512	4,011,590	10/23/2025
Hedosophia Investors K2 Space Corp. (1)	Not Permitted	N/A	3,547,385	6,420,914	11/18/2025
Hedosophia Investments VI O LP (1)	Not Permitted	N/A	1,515,000	1,505,870	11/26/2025
Hedosophia Investments VI P LP (1)	Not Permitted	N/A	3,022,500	3,022,500	3/26/2026
Hedosophia Investors VI E LP (1)	Not Permitted	N/A	3,847,970	5,829,915	12/23/2024
Hedosophia Partners VI LP (1)	Not Permitted	N/A	8,806,506	11,326,827	5/20/2024
Hedosophia SP A LP (1)	Not Permitted	N/A	2,125,405	2,276,296	10/30/2024
Hedosophia SP B LP (1)	Not Permitted	N/A	5,019,110	5,797,349	5/19/2025
Hillpointe Workforce Housing Partner V LP (1)	Not Permitted	N/A	32,250,000	31,051,776	8/16/2024
HS Investments NA18 LP (1)	Not Permitted	N/A	3,437,143	7,135,059	8/28/2024
HS Investments V F LP (1)	Not Permitted	N/A	255,016	349,831	7/31/2023
HS Investments VI A LP (1)	Not Permitted	N/A	9,868,488	17,810,686	7/11/2024
HS Investments VI B LP (1)	Not Permitted	N/A	2,568,176	3,967,454	10/15/2024
Hudson Bay Fund LP (1)	Quarterly(4)(5)	65 Days	-	328,189	4/1/2021
Invesco Real Estate Income Trust, Inc. - Class I	Monthly	30 Days	51,712,168	47,483,209	6/1/2022
Kern River Capital, LLC (1)	Not Permitted	N/A	750,000	1,561,067	3/26/2025
KQ Partners Fund LP (1)	Not Permitted	N/A	2,035,157	17,677,179	5/9/2024
Linden Investors LP (1)	Quarterly(4)	65 Days	22,250,000	38,742,313	10/1/2018
MCF CLO 12, LLC (1)	Not Permitted	N/A	30,629,469	32,602,007	2/24/2025
MCTC Investment Hold Delaware, LLC - Class H (1)	Not Permitted	N/A	5,000,000	5,000,000	3/23/2026
Nuveen Real Estate U.S. Cities Industrial Fund LP (1)	Quarterly	45 Days	7,313,957	6,014,171	10/3/2022
Nuveen Real Estate U.S. Cities Multifamily Fund LP (1)	Quarterly	45 Days	6,416,701	4,418,472	4/1/2022
Old Orchard Credit Fund LP (1)	Quarterly(4)	65 Days	17,000,000	22,212,575	5/31/2023
Opportunistic Credit Interval Fund - Class I	Quarterly(3)	N/A	24,119,442	24,396,940	8/16/2022
Point72 Capital LP (1)	Quarterly(4)	45 Days	20,059,379	39,757,488	4/24/2019
Pomona Investment Fund LP	Quarterly(3)	75 Days	21,526,020	29,165,652	10/1/2018
Prana Absolute Return Fund - Class D	Quarterly	50 Days	18,000,000	17,530,246	8/29/2025
Proterra Credit Fund 3 LP (1)	Not Permitted	N/A	3,177,347	3,133,598	8/6/2025
Quiet EE LP (1)	Not Permitted	N/A	2,032,500	2,019,178	12/23/2025
Quiet Leaders Fund I LP (1)	Not Permitted	N/A	5,000,000	5,000,000	5/4/2026
Quiet OA Access LP (1)	Not Permitted	N/A	3,049,140	10,195,741	9/27/2024
Quiet Select Fund - Class B (1)	Not Permitted	N/A	1,269,224	2,057,817	1/13/2025
Quiet Select Fund - Class C (1)	Not Permitted	N/A	2,789,818	3,335,589	1/13/2025
Quiet Select Fund - Class D (1)	Not Permitted	N/A	1,502,429	1,501,045	2/20/2025
Quiet Select Fund - Class E (1)	Not Permitted	N/A	2,027,588	2,630,223	3/19/2025
Quiet Select Fund - Class F (1)	Not Permitted	N/A	1,273,162	3,263,699	6/3/2025
Quiet Select Fund III - Class I (1)	Not Permitted	N/A	1,727,137	1,723,951	1/21/2026
Quiet T1 LP - Class A (1)	Not Permitted	N/A	1,963,497	9,435,773	1/29/2024
Quiet T1 LP - Class B (1)	Not Permitted	N/A	1,234,617	2,125,911	1/27/2025
Quiet T1 LP - Class C (1)	Not Permitted	N/A	1,916,990	1,918,487	10/17/2025
Quiet Venture I LP (1)	Not Permitted	N/A	6,362,899	7,860,150	9/30/2025
Quiet Venture III Fund LP (1)	Not Permitted	N/A	11,450,556	20,855,449	5/6/2024
Quiet Venture IV LP (1)	Not Permitted	N/A	3,750,000	3,750,000	6/1/2026
RA Capital Healthcare Fund LP (1)	Quarterly(7)	90 Days	11,000,000	13,316,102	10/30/2025
RA Capital Nexus Fund IV LP (1)	Not Permitted	N/A	4,925,342	4,607,102	2/26/2026
RiverNorth Capital Partners LP (1)	Quarterly	65 Days	15,000,000	20,437,625	6/1/2022
Sachem Head LP (1)	Quarterly	65 Days	11,250,000	14,685,219	10/30/2025
Sapphire Opportunity Fund IV LP (1)	Not Permitted	N/A	2,007,000	2,007,000	6/15/2026
Sapphire Venture VII LP (1)	Not Permitted	N/A	5,581,927	5,183,949	10/22/2025
Savory Fund III Blocked LP (1)	Not Permitted	N/A	3,677,808	4,645,944	3/11/2024
Schonfeld Strategic Partners Fund, LLC (1)	Quarterly	45 Days	40,000,000	44,933,500	3/28/2025
Seer Capital Partners Fund LP (1)	Not Permitted	N/A	-	43,569	9/29/2021
Seer Capital Regulatory Capital Relief Fund LP (1)	Not Permitted	N/A	7,000,000	7,185,560	3/7/2024
Sofinnova Bioequities LP (1)	Quarterly	60 Days	11,250,000	11,308,554	10/31/2025
TCW Direct Lending VIII, LLC (1)	Not Permitted	N/A	15,695,366	14,624,874	8/9/2023
TCW Specialty Lending LLC (1)	Not Permitted	N/A	42,825,328	37,124,411	4/1/2026
TCW Rescue Financing Fund II LP (1)	Not Permitted	N/A	10,199,147	9,955,782	12/9/2024
TPG Tech Adjacencies II LP (1)	Not Permitted	N/A	1,500,000	1,987,478	5/15/2024
TPG Tech Adjacencies II Vital CI LP (1)	Not Permitted	N/A	2,020,000	2,588,809	1/6/2025
Ufenau VI German Asset Lite, SLP (1)	Not Permitted	N/A	5,885,296	5,892,803	3/30/2026
Ufenau VI Overflow, SLP (1)	Not Permitted	N/A	685,866	686,674	3/30/2026
US Industrial Club VII, LP (1)	Not Permitted	N/A	4,362,466	5,322,911	6/17/2025
Walleye Opportunities Fund LP (1)	Monthly(4)	30 Days	32,925,000	46,352,089	12/3/2018
WH Strategic Opportunities Fund X LP (1)	Not Permitted	N/A	728,000	699,524	11/26/2025
Whitehawk IV-Plus Onshore Fund LP (1)	Not Permitted	N/A	5,600,000	5,689,308	6/29/2023
WhiteHawk V-Plus Onshore Fund LP (1)	Not Permitted	N/A	7,000,000	7,000,000	6/4/2026
Totals			$1,335,465,322	$1,568,245,909

(1) Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

(2) The Real Estate Investment Trust can institute a limit on redemptions at the trust level of 5% of the fair value of the investment in the Real Estate Investment Trust.

(3) The Closed-End Fund can institute a limit on redemptions at the fund level of 5% of the net asset value of the Closed-End Fund.

(4) The Private Investment Vehicle can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Private Investment Fund.

(5) The Private Investment Vehicle can institute a gate provision on redemptions at the investor level of 12.5% of the fair value of the investment in the Private Investment Fund.

(6) The Private Investment Vehicle can institute a gate provision on redemptions at the fund level of 10-25% of the fair value of the investment in the Private Investment Fund.

(7) The fund institutes a 1-year lock up with a 3% early redemption fee.

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				Currency	Value At		Unrealized
		Currency	Settlement	Amount	Settlement	Value At	Appreciation/
	Counterparty	Exchange	Date	Purchased/(Sold)	Date	June 30, 2026	(Depreciation)
PURCHASE CONTRACTS
Euro	BNP Paribas	EUR per USD	7/22/2026	2,608,000	$2,836,200	$2,982,739	$146,539
Euro	BNP Paribas	EUR per USD	11/6/2026	2,808,000	3,146,364	3,226,880	80,516
TOTAL PURCHASE CONTRACTS					5,982,564	6,209,619	227,055

SALE CONTRACTS
Euro	BNP Paribas	EUR per USD	7/16/2026	(360,000)	$(426,852)	$(411,728)	$15,124
Euro	BNP Paribas	EUR per USD	7/16/2026	(4,000,000)	(4,770,000)	(4,573,362)	196,638
Euro	BNP Paribas	EUR per USD	7/16/2026	(82,010,000)	(96,443,760)	(93,769,438)	2,674,322
Euro	BNP Paribas	EUR per USD	7/22/2026	(250,000)	(279,300)	(285,922)	(6,622)
Euro	BNP Paribas	EUR per USD	7/22/2026	(360,000)	(424,620)	(411,728)	12,892
Euro	BNP Paribas	EUR per USD	7/22/2026	(370,000)	(418,396)	(423,165)	(4,769)
Euro	BNP Paribas	EUR per USD	7/27/2026	(2,330,000)	(2,712,586)	(2,665,373)	47,213
Euro	BNP Paribas	EUR per USD	7/27/2026	(2,590,000)	(3,008,803)	(2,962,797)	46,006
Euro	BNP Paribas	EUR per USD	7/27/2026	(3,315,500)	(3,853,274)	(3,792,723)	60,551
Euro	BNP Paribas	EUR per USD	7/27/2026	(5,064,000)	(5,945,642)	(5,792,897)	152,745
Euro	BNP Paribas	EUR per USD	7/27/2026	(5,110,000)	(6,002,206)	(5,845,518)	156,688
Euro	BNP Paribas	EUR per USD	8/14/2026	(83,781,000)	(98,539,023)	(95,912,766)	2,626,257
Euro	BNP Paribas	EUR per USD	8/21/2026	(330,000)	(359,040)	(377,899)	(18,859)
Euro	BNP Paribas	EUR per USD	8/21/2026	(350,000)	(412,510)	(400,802)	11,708
Euro	BNP Paribas	EUR per USD	8/21/2026	(730,000)	(821,250)	(835,958)	(14,708)
Euro	BNP Paribas	EUR per USD	8/24/2026	(540,000)	(606,690)	(618,459)	(11,769)
Euro	BNP Paribas	EUR per USD	8/27/2026	(2,590,000)	(3,012,170)	(2,966,696)	45,474
Euro	BNP Paribas	EUR per USD	8/27/2026	(7,840,500)	(9,122,422)	(8,980,843)	141,579
Euro	BNP Paribas	EUR per USD	8/27/2026	(7,980,000)	(9,302,286)	(9,140,632)	161,654
Euro	BNP Paribas	EUR per USD	9/15/2026	(87,469,000)	(101,319,716)	(100,270,093)	1,049,623
Euro	BNP Paribas	EUR per USD	9/25/2026	(17,539,000)	(19,964,644)	(20,114,416)	(149,772)
Euro	BNP Paribas	EUR per USD	10/22/2026	(120,000)	(134,340)	(137,809)	(3,469)
Euro	BNP Paribas	EUR per USD	10/22/2026	(120,000)	(133,860)	(137,243)	(3,383)
Euro	BNP Paribas	EUR per USD	10/22/2026	(280,000)	(313,964)	(321,553)	(7,589)
Euro	BNP Paribas	EUR per USD	10/22/2026	(360,000)	(408,672)	(413,426)	(4,754)
Euro	BNP Paribas	EUR per USD	10/22/2026	(380,000)	(425,410)	(436,394)	(10,984)
Euro	BNP Paribas	EUR per USD	10/22/2026	(400,000)	(447,800)	(459,362)	(11,562)
Euro	BNP Paribas	EUR per USD	10/22/2026	(410,000)	(485,276)	(470,846)	14,430
Euro	BNP Paribas	EUR per USD	10/22/2026	(430,000)	(512,044)	(493,814)	18,230
Euro	BNP Paribas	EUR per USD	10/22/2026	(440,000)	(491,040)	(503,223)	(12,183)
Euro	BNP Paribas	EUR per USD	10/22/2026	(480,000)	(535,920)	(548,970)	(13,050)
Euro	BNP Paribas	EUR per USD	10/22/2026	(2,608,000)	(2,914,440)	(2,982,739)	(68,299)
Euro	BNP Paribas	EUR per USD	11/6/2026	(10,936,000)	(12,248,320)	(12,567,363)	(319,043)
Euro	BNP Paribas	EUR per USD	11/20/2026	(280,000)	(331,380)	(321,970)	9,410
Euro	BNP Paribas	EUR per USD	11/20/2026	(330,000)	(360,855)	(379,464)	(18,609)
Euro	BNP Paribas	EUR per USD	11/20/2026	(9,320,000)	(10,503,640)	(10,716,994)	(213,354)
Euro	BNP Paribas	EUR per USD	11/23/2026	(600,000)	(676,500)	(690,028)	(13,528)
Euro	BNP Paribas	EUR per USD	12/23/2026	(1,649,000)	(1,763,606)	(1,898,970)	(135,364)
Euro	BNP Paribas	EUR per USD	1/22/2027	(110,000)	(123,530)	(126,830)	(3,300)
Euro	BNP Paribas	EUR per USD	1/22/2027	(240,000)	(269,976)	(276,720)	(6,744)
Euro	BNP Paribas	EUR per USD	1/22/2027	(260,000)	(308,750)	(299,779)	8,971
Euro	BNP Paribas	EUR per USD	1/22/2027	(270,000)	(304,749)	(312,553)	(7,804)
Euro	BNP Paribas	EUR per USD	1/22/2027	(290,000)	(330,542)	(334,369)	(3,827)
Euro	BNP Paribas	EUR per USD	1/22/2027	(300,000)	(343,200)	(347,281)	(4,081)
Euro	BNP Paribas	EUR per USD	1/22/2027	(300,000)	(358,710)	(345,899)	12,811
Euro	BNP Paribas	EUR per USD	1/22/2027	(340,000)	(404,906)	(393,585)	11,321
Euro	BNP Paribas	EUR per USD	1/22/2027	(410,000)	(460,225)	(472,729)	(12,504)
Euro	BNP Paribas	EUR per USD	1/22/2027	(410,000)	(492,082)	(474,617)	17,465
Euro	BNP Paribas	EUR per USD	2/22/2027	(270,000)	(320,841)	(311,737)	9,104
Euro	BNP Paribas	EUR per USD	2/22/2027	(630,000)	(713,160)	(727,385)	(14,225)
Euro	BNP Paribas	EUR per USD	2/22/2027	(5,472,000)	(6,013,728)	(6,317,860)	(304,132)
Euro	BNP Paribas	EUR per USD	4/22/2027	(130,000)	(146,380)	(150,488)	(4,108)
Euro	BNP Paribas	EUR per USD	4/22/2027	(430,000)	(484,180)	(497,769)	(13,589)
Euro	BNP Paribas	EUR per USD	5/21/2027	(270,000)	(321,975)	(312,955)	9,020
Euro	BNP Paribas	EUR per USD	5/24/2027	(650,000)	(738,725)	(753,511)	(14,786)
Euro	BNP Paribas	EUR per USD	6/4/2027	(14,224,000)	(16,144,240)	(16,497,207)	(352,967)
Euro	BNP Paribas	EUR per USD	7/22/2027	(210,000)	(250,782)	(244,052)	6,730
Euro	BNP Paribas	EUR per USD	7/22/2027	(240,000)	(271,752)	(278,917)	(7,165)
Euro	BNP Paribas	EUR per USD	7/22/2027	(310,000)	(373,364)	(360,267)	13,097
Euro	BNP Paribas	EUR per USD	7/22/2027	(410,000)	(462,480)	(476,482)	(14,002)
Euro	BNP Paribas	EUR per USD	7/22/2027	(4,208,000)	(4,830,784)	(4,890,336)	(59,552)
Euro	BNP Paribas	EUR per USD	7/30/2027	(8,776,000)	(9,901,083)	(10,202,657)	(301,574)
Euro	BNP Paribas	EUR per USD	8/2/2027	(1,120,000)	(1,264,480)	(1,302,244)	(37,764)
Euro	BNP Paribas	EUR per USD	8/20/2027	(5,968,000)	(7,142,502)	(6,944,631)	197,871
Euro	BNP Paribas	EUR per USD	10/22/2027	(270,000)	(306,612)	(315,063)	(8,451)
Euro	BNP Paribas	EUR per USD	10/22/2027	(280,000)	(335,300)	(326,732)	8,568
Euro	BNP Paribas	EUR per USD	10/22/2027	(400,000)	(483,400)	(466,760)	16,640
Euro	BNP Paribas	EUR per USD	1/21/2028	(290,000)	(351,712)	(339,774)	11,938
Euro	BNP Paribas	EUR per USD	1/21/2028	(4,968,000)	(5,971,635)	(5,820,681)	150,954
Euro	BNP Paribas	EUR per USD	1/24/2028	(230,000)	(261,970)	(269,512)	(7,542)
Euro	BNP Paribas	EUR per USD	3/13/2028	(5,656,000)	(6,447,840)	(6,642,166)	(194,326)
Euro	BNP Paribas	EUR per USD	3/13/2028	(9,064,000)	(11,017,292)	(10,644,377)	372,915
Euro	BNP Paribas	EUR per USD	4/21/2028	(390,000)	(474,825)	(458,799)	16,026
Great British Pound	BNP Paribas	GBP per USD	7/16/2026	(14,881,000)	(20,002,594)	(19,738,553)	264,041
Great British Pound	BNP Paribas	GBP per USD	8/14/2026	(18,674,000)	(25,183,383)	(24,769,617)	413,766
Great British Pound	BNP Paribas	GBP per USD	9/15/2026	(18,117,000)	(24,190,181)	(24,031,584)	158,597
Swedish Krona	BNP Paribas	SEK per USD	7/16/2026	(450,000)	(49,180)	(46,452)	2,728
Swedish Krona	BNP Paribas	SEK per USD	7/16/2026	(11,999,000)	(1,298,123)	(1,238,617)	59,506
Swedish Krona	BNP Paribas	SEK per USD	8/14/2026	(38,595,000)	(4,155,332)	(3,990,568)	164,764
Swedish Krona	BNP Paribas	SEK per USD	9/15/2026	(38,225,000)	(4,031,093)	(3,959,518)	71,575
TOTAL SALE CONTRACTS					(557,769,855)	(550,745,016)	7,024,839

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(551,787,291)	$(544,535,397)	$7,251,894

EUR – Euro

GBP – British Pound Sterling

SEK – Swedish Krona

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Alternative Opportunities Fund

CONSOLIDATED PORTFOLIO COMPOSITION (Unaudited)

As of June 30, 2026

Country of Incorporation*	Value	Percent of Total Net Assets
Canada	$451,571	0.0%
Cayman Islands	45,873,032	1.2%
European Union	522,818,134	16.1%
Israel	1	0.0%
Jersey	13,840	0.0%
Switzerland	3,585	0.0%
United Kingdom	65,958,230	1.9%
United States	2,990,817,346	88.4%
Virgin Islands (British)	384,650	0.0%
Total Investments	3,626,320,389	107.6%
Liabilities in Excess of Other Assets	(256,151,887)	(7.6)%
Total Net Assets	$3,370,168,502	100.0%

*	This table does not include forward foreign currency exchange contracts. Please refer to the Consolidated Schedule of Investments for information on forward foreign currency exchange contracts.

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Alternative Opportunities Fund

CONSOLIDATED SUMMARY OF INVESTMENTS (Unaudited)

As of June 30, 2026

Security Type/Sector*	Percent of Total Net Assets
Asset-Backed Securities	12.8%
Bank Loans	16.5%
Closed-End Funds	2.1%
Collateralized Loan Obligations	16.3%
Collateralized Mortgage Obligations	0.0%
Common Stocks
Consumer Staples	0.1%
Financials	1.3%
Health Care	0.0%
Technology	1.1%
Total Common Stocks	2.5%
Corporate Bonds
Financials	0.6%
Mutual Funds	1.2%
Preferred Stocks
Consumer Non-Cyclical	0.2%
Consumer Staples	0.0%
Financials	0.9%
Technology	0.9%
Total Preferred Stocks	2.0%
Private Investment Vehicles
Investment Partnerships	34.3%
Non-Listed Business Development Companies	3.4%
Private Collateralized Loan Obligations	3.3%
Total Private Investment Vehicles	41.0%
Real Estate Investment Trusts	6.6%
Rights	0.0%
Special Purpose Acquisition Companies
Financials	0.1%
Warrants	0.1%
Short-Term Investments	5.8%
Total Investments	107.6%
Liabilities in Excess of Other Assets	(7.6)%
Total Net Assets	100.0%

*	This table does not include forward foreign currency exchange contracts. Please refer to the Consolidated Schedule of Investments for information on forward foreign currency exchange contracts.

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Alternative Opportunities Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc. (“UMBFS”), the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on each business day and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Adviser as the valuation designee (in such capacity, the “Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value the Fund’s portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities is reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter (“OTC”) securities not quoted on the NASDAQ Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time NAV is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee not to reflect the fair value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant Determination Date at the time NAV is determined.

Fixed-income securities with a remaining maturity of sixty (60) days or more will normally be valued according to the mean between the last available bid and ask price from a recognized pricing service. Fixed-income securities for which market quotations are unavailable or are believed by the Valuation Designee not to reflect fair value will be valued based upon broker-supplied quotations, provided that if such quotations are unavailable or are believed by the Valuation Designee not to reflect fair value, such fixed-income securities will be valued by the Valuation Designee using valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued at amortized cost, which the Valuation Designee has determined to approximate fair value.

First Trust Alternative Opportunities Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

June 30, 2026 (Unaudited)

The Fund will generally value shares of exchange traded funds (“ETFs”) at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective NAVs.

To the extent that the Fund invests in private investment vehicles, the Fund will generally value those assets in accordance with the value determined as of such date by each private investment vehicle in accordance with the private investment vehicle’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private investment vehicle will represent the amount that the Fund could reasonably expect to receive from the private investment vehicle if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the private investment vehicle does not report a value to the Fund on a timely basis, the Fund will determine the fair value of such private investment vehicle based on the most recent final or estimated value reported by the private investment vehicle, as well as any other relevant information available at the time the Fund values its portfolio. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment vehicle.

The Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the underlying manager at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with GAAP and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular private investment vehicle. In other cases, such as when a private investment vehicle imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist or when there have been no recent transactions in private investment vehicle interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the private investment vehicle. Any such decision will be made in good faith by the Valuation Designee, under oversight by the Board.

In certain circumstances, the Valuation Designee may determine that a private investment vehicle’s NAV shall be adjusted more frequently. For these private investment vehicles, the NAVs are adjusted daily based on the total return that each private investment vehicle is estimated by the Valuation Designee to generate during the period (adjusted NAV). The Valuation Designee monitors these estimates daily and updates them as necessary if macro or individual fund changes warrant any adjustments, subject to the review and supervision of the Valuation Designee.

Where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act, investments in private investment vehicles may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular private investment vehicle under consideration.

The Valuation Designee will determine the fair value of its shares of a private company based on numerous factors, including but not limited to market activity or events in the market. Absent such a transaction or event within a year, or as deemed necessary by the Valuation Designee, but in no instance greater than one year from the quarter end in which such event occurred, the Valuation Designee will engage qualified external valuation consultants to provide an independent valuation.

First Trust Alternative Opportunities Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

June 30, 2026 (Unaudited)

The Valuation Designee will evaluate each private debt investment’s fair value based on numerous factors, including but not limited to changes in credit risk, construction risk, the financial strength of the borrower and the debt instrument’s spread to US Treasuries. The Fund will also engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value any private debt investments at the lesser of their amortized cost or the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.

Warrants for which market quotations are not readily available will be fair valued based on the underlying investment. The Fund will engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value warrants at the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the warrant based on current market conditions. In such an instance, the Valuation Designee will fair value the warrant using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments regarding appropriate valuations should prove incorrect.

Note 2 – Fair Value Measurements and Disclosure

ASC 820, Fair Value Measurement (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement.

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

First Trust Alternative Opportunities Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

June 30, 2026 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In accordance with Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), investments valued at the NAV as practical expedient are not included in the fair value hierarchy. As such, investments in CEFs, private investment vehicles and REITs with a fair value of $1,020,471,409 are excluded from the fair value hierarchy as of June 30, 2026.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

First Trust Alternative Opportunities Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

June 30, 2026 (Unaudited)

The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$-	$431,826,272	$431,826,272
Bank Loans	-	-	557,271,982	557,271,982
Closed-End Funds	11,385,350	-	-	11,385,350
Collateralized Loan Obligations	-	543,351,648	5,904,707	549,256,355
Collateralized Mortgage Obligations	-	2	-	2
Common Stocks
Consumer Staples	178,827	-	1,686,671	1,865,498
Financials	39,337,160	-	5,639,983	44,977,143
Health Care	-	-	565,936	565,936
Technology	-	-	34,907,037	34,907,037
Corporate Bonds	-	18,316,891	-	18,316,891
Mutual Funds	39,870,546	-	-	39,870,546
Preferred Stocks
Consumer Non-Cyclical	-	-	8,295,754	8,295,754
Consumer Staples	-	-	1,873,957	1,873,957
Financials	3,840,588	-	25,722,263	29,562,851
Technology	-	-	29,100,567	29,100,567
Private Investment Vehicles
Investment Partnerships	-	-	448,531,257	448,531,257
Private Collateralized Loan Obligations	-	-	72,959,721	72,959,721
Real Estate Investment Trusts	-	-	122,399,096	122,399,096
Rights	547,594	-	2,794	550,388
Special Purpose Acquisition Companies	4,271,000	-	-	4,271,000
Warrants	776,516	1,273	2,025,640	2,803,429
Short-Term Investments	195,257,948	-	-	195,257,948
Subtotal	$295,465,529	$561,669,814	$1,748,713,637	$2,605,848,980
Closed-End Funds at NAV				59,291,668
Private Investment Vehicles at NAV
Investment Partnerships				705,788,570
Non-Listed Business Development Companies				114,408,558
Private Collateralized Loan Obligations				39,850,901
Real Estate Investment Trusts at NAV				101,131,712
Total Investments				$3,626,320,389
Other Financial Instruments*
Forward foreign currency exchange contracts	$-	$9,666,007	$-	$9,666,007
Total Assets	$325,591,545	$549,104,254	$1,874,834,682	$3,635,986,396

Liabilities
Other Financial Instruments*
Forward foreign currency exchange contracts	$-	$2,414,113	$-	$2,414,113
Total Liabilities	$-	$2,414,113	$-	$2,414,113

* Forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

First Trust Alternative Opportunities Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

June 30, 2026 (Unaudited)

Note 3 – Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment which is advised or sponsored by a Sub-Adviser. The table below reflects transactions during the period with entities that are affiliates as of June 30, 2026.

Security Description	Shares/ Principal Amount End of Period	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Dividend Income*	Interest Income*
Closed-End Funds
Opportunistic Credit Interval Fund - Class I(1)	2,121,473	$26,857,642	$-	$(2,535,838)	$(50,150)	$125,286	$24,396,940	$530,368	$-
Palmer Square Capital BDC, Inc.(1)	1,092,644	10,675,132	-	-	-	710,218	11,385,350	426,131	-
Collateralized Loan Obligations
Palmer Square European Loan Funding, Series 2022-1X, Class SUB, 0.000%, 10/15/2031(1)(2)(3)(4)	2,975,000	-	-	-	-	-	-	-	-
Palmer Square European Loan Funding, Series 2022-2X, Class SUB, 0.000%, 10/15/2031(1)(2)(3)(4)	4,000,000	-	-	-	-	-	-	-	-
Palmer Square European Loan Funding, Series 2022-3X, Class SUB, 0.000%, 4/12/2032(1)(2)(3)(4)(5)	4,000,000	-	-	-	-	-	-	-	-
Palmer Square European Loan Funding, Series 2023-1A, Class SUB, 0.000%, 11/15/2032(1)(2)(3)(4)(6)	7,100,000	-	-	-	-	-	-	-	-
Palmer Square European Loan Funding, Series 2023-2X, Class SUB, 0.000%, 1/15/2033(1)(2)(3)(4)	8,325,000	1,532,793	-	(1,279,293)	-	(31,186)	222,314	-	-
Palmer Square European Loan Funding, Series 2023-3X, Class SUB, 10.133%, 5/15/2033(1)(2)(3)(4)	8,200,000	7,031,194	-	(151,352)	-	(122,513)	6,757,329	-	68,613
Palmer Square European Loan Funding, Series 2024-1X, Class SUB, 11.195%, 8/15/2033(1)(2)(3)(4)	10,575,000	8,122,902	-	(215,980)	-	(444,028)	7,462,894	-	117,371
Palmer Square European Loan Funding, Series 2024-2X, Class SUB, 10.000%, 5/15/2034(1)(2)(3)(4)	14,550,000	11,417,534	-	(488,830)	-	(153,624)	10,775,080	-	137,832
Palmer Square European Loan Funding, Series 2024-3A, Class SUB, 12.095%, 5/15/2034(1)(2)(3)(4)(6)	8,150,000	7,264,028	-	(303,520)	-	(205,735)	6,754,773	-	66,497
Palmer Square European Loan Funding, Series 2025-1X, Class SUB, 15.495%, 10/15/2034(1)(2)(3)(4)	6,200,000	5,051,499	-	(336,670)	-	(88,432)	4,626,397	-	29,206
Palmer Square European Loan Funding, Series 2025-2X, Class SUB, 11.274%, 2/15/2035(1)(2)(3)(4)	8,050,000	7,479,006	-	(480,812)	-	27,977	7,026,171	-	(143,972)
Palmer Square European Loan Funding, Series 2025-3X, Class SUB, 6.348%, 7/15/2035(1)(2)(3)(4)	7,250,000	8,398,935	-	(436,154)	-	(809,780)	7,153,001	-	-
Palmer Square European Loan Funding, Series 2024-2X, Class SUB, 11.500%, 10/15/2037(1)(2)(3)(4)	9,425,000	7,385,284	-	(293,750)	-	(290,865)	6,800,669	-	-
Palmer Square European Loan Funding, Series 2023-1X, Class FR, 10.286% (3-Month Euribor+827 basis points), 1/15/2038(1)(2)(3)(7)	1,700,000	1,957,595	-	-	-	(22,317)	1,935,278	-	52,197
Palmer Square European Loan Funding, Series 2023-1X, Class SUB, 10.000%, 1/15/2038(1)(2)(3)(4)	10,000,000	5,842,305	-	(138,189)	-	(239,074)	5,465,042	-	86,001
Palmer Square European Loan Funding, Series 2021-2X, Class SUB, 0.000%, 3/15/2038(1)(2)(3)(4)	4,570,000	2,538,215	-	-	-	12,479	2,550,694	-	42,136
Palmer Square European Loan Funding, Series 2025-2X, Class F, 10.186% (3-Month Euribor+817 basis points), 7/15/2038(1)(2)(3)(7)	4,000,000	4,605,822	-	-	-	(52,017)	4,553,805	-	121,641
Palmer Square European Loan Funding, Series 2025-2X, Class SUB, 10.695%, 7/15/2038(1)(2)(3)(4)	10,000,000	9,140,807	-	(220,081)	-	457,215	9,377,941	-	144,523
Palmer Square European Loan Funding, Series 2023-2X, Class SUB, 10.000%, 10/15/2038(1)(2)(3)(4)	14,495,000	8,942,653	-	(723,421)	-	29,339	8,248,571	-	-
Palmer Square European Loan Funding, Series 2024-1X, Class SUB, 15.353%, 1/15/2039(1)(2)(3)(4)	14,000,000	10,625,862	-	-	-	(1,419,981)	9,205,881	-	682,683
Palmer Square European Loan Funding, Series 2025-1X, Class SUB, 14.131%, 10/15/2039(1)(2)(3)(4)	6,500,000	5,768,689	-	(59,480)	-	(42,469)	5,666,740	-	179,164
Palmer Square Loan Funding Ltd., Series 2020-1A, Class SUB, 0.000%, 2/20/2028(1)(3)(4)(5)(6)(8)	1,250,000	-	-	-	-	-	-	-	-
Palmer Square Loan Funding Ltd., Series 2020-4A, Class SUB, 0.000%, 11/25/2028(1)(3)(4)(5)(6)(8)	2,250,000	-	-	-	-	-	-	-	-
Palmer Square Loan Funding Ltd., Series 2021-1A, Class SUB, 0.000%, 4/20/2029(1)(3)(4)(6)(8)	1,250,000	-	-	-	-	-	-	-	-
Palmer Square Loan Funding Ltd., Series 2021-2A, Class SUB, 0.000%, 5/20/2029(1)(3)(4)(6)(8)	2,150,000	-	-	-	-	-	-	-	-
Palmer Square Loan Funding Ltd., Series 2021-3A, Class SUB, 0.000%, 7/20/2029(1)(3)(4)(6)(8)	1,500,000	6,750	-	-	-	(450)	6,300	-	-
Palmer Square Loan Funding Ltd., Series 2021-4A, Class SUB, 0.000%, 10/15/2029(1)(3)(4)(6)(8)	3,100,000	$51,460	$-	$-	$-	$(13,330)	$38,130	$-	$13,097
Palmer Square Loan Funding Ltd., Series 2022-1A, Class SUB, 0.000%, 4/15/2030(1)(3)(4)(6)(8)	5,235,000	59,156	-	(57,925)	-	(184)	1,047	-	-
Palmer Square Loan Funding Ltd., Series 2022-2A, Class SUB, 0.000%, 10/15/2030(1)(3)(4)(6)(8)	6,000,000	451,771	-	(182,601)	-	(26,770)	242,400	-	-
Palmer Square Loan Funding Ltd., Series 2022-5I, Class SUB, 0.000%, 1/15/2031(1)(3)(4)(5)(8)	1,250,000	-	-	-	-	-	-	-	-
Palmer Square Loan Funding Ltd., Series 2022-3A, Class SUB, 0.000%, 4/15/2031(1)(3)(4)(6)(8)	6,250,000	1,970,492	-	-	-	17,320	1,987,812	-	-
Palmer Square Loan Funding Ltd., Series 2023-1A, Class SUB, 11.500%, 7/20/2031(1)(3)(4)(6)(8)	4,675,000	-	-	-	-	-	-	-	-
Palmer Square Loan Funding Ltd., Series 2022-4A, Class SUB, 0.000%, 7/24/2031(1)(3)(4)(6)(8)	8,050,000	5,019,494	-	(222,198)	-	(124,801)	4,672,495	-	-
Palmer Square Loan Funding Ltd., Series 2023-2A, Class SUB, 10.000%, 1/25/2032(1)(3)(4)(6)(8)	6,600,000	4,211,948	-	(151,149)	-	(242,587)	3,818,212	-	42,270
Palmer Square Loan Funding Ltd., Series 2024-3A, Class SUB, 12.000%, 8/8/2032(1)(3)(4)(6)(8)	16,250,000	9,951,536	-	(628,388)	-	42,145	9,365,293	-	15,771
Palmer Square Loan Funding Ltd., Series 2024-1A, Class SUB, 10.000%, 10/15/2032(1)(3)(4)(6)(8)	8,000,000	4,501,403	-	(188,434)	-	(356,214)	3,956,755	-	-
Palmer Square Loan Funding Ltd., Series 2024-2A, Class SUB, 10.000%, 1/15/2033(1)(3)(4)(6)(8)	17,500,000	10,638,157	-	(553,887)	-	652,004	10,736,274	-	52,140
Palmer Square Loan Funding Ltd., Series 2025-1A, Class SUB, 10.000%, 2/15/2033(1)(3)(4)(6)(8)	18,800,000	12,783,325	-	-	-	(160,902)	12,622,423	-	864,703
Palmer Square Loan Funding Ltd., Series 2025-2A, Class SUB, 10.000%, 7/15/2033(1)(3)(4)(6)(8)	17,500,000	13,601,717	-	(778,343)	-	433,439	13,256,813	-	152,338
Palmer Square Loan Funding Ltd., Series 2025-3A, Class SUB, 9.569%, 1/15/2034(1)(3)(4)(6)(8)	13,200,000	13,548,939	-	-	-	(113,929)	13,435,010	-	-
Palmer Square European Loan Funding, Series 2022-1X, Class SUB, 0.000%, 1/21/2035(1)(2)(3)(4)(5)	10,260,000	5,632,802	-	-	-	271,905	5,904,707	-	-
Palmer Square European Loan Funding, Series 2026-1X, Class SUB, 0.000%, 10/15/2035(1)(2)(3)(4)	13,850,000	16,007,859	-	-	-	(455,127)	15,552,732	-	369,524
Palmer Square Loan Funding Ltd., Series 2024-1A, Class SUB, 10.000%, 4/15/2037(1)(3)(4)(6)(8)	13,760,000	7,838,661	-	(109,881)	-	123,718	7,852,498	-	-
Palmer Square Loan Funding Ltd., Series 2024-2A, Class SUB, 10.000%, 7/20/2037(1)(3)(4)(6)(8)	11,000,000	6,590,566	-	(249,544)	-	(237,211)	6,103,811	-	42,482
Palmer Square Loan Funding Ltd., Series 2024-3A, Class SUB, 12.000%, 7/20/2037(1)(3)(4)(6)(8)	6,500,000	4,319,109	-	(161,749)	-	(61,713)	4,095,647	-	34,489
Palmer Square Loan Funding Ltd., Series 2023-4A, Class SUB, 10.000%, 10/20/2037(1)(3)(4)(6)(8)	12,750,000	10,444,879	-	(9,348)	-	(1,775,095)	8,660,436	-	382,976
Palmer Square Loan Funding Ltd., Series 2024-4A, Class SUB, 10.000%, 1/15/2038(1)(3)(4)(6)(8)	14,000,000	9,940,819	-	(377,991)	-	475,032	10,037,860	-	20,479
Palmer Square Loan Funding Ltd., Series 2023-1A, Class SUB, 0.000%, 1/20/2038(1)(3)(4)(6)(8)	4,000,000	3,319,291	-	(67,798)	-	(299,011)	2,952,482	-	66,506
Palmer Square Loan Funding Ltd., Series 2025-1A, Class SUB, 10.000%, 4/20/2038(1)(3)(4)(6)(8)	11,500,000	9,651,483	-	(258,340)	-	(321,835)	9,071,308	-	134,276
Palmer Square Loan Funding Ltd., Series 2023-2A, Class SUB, 10.000%, 7/20/2038(1)(3)(4)(6)(8)	9,500,000	5,619,291	-	(256,335)	-	(437,476)	4,925,480	-	-
Palmer Square Loan Funding Ltd., Series 2025-2A, Class SUB, 10.000%, 7/20/2038(1)(3)(4)(6)(8)	8,450,000	6,288,580	-	(248,682)	-	472,918	6,512,816	-	28,492
Palmer Square Loan Funding Ltd., Series 2025-3A, Class SUB, 11.500%, 7/20/2038(1)(3)(4)(6)(8)	11,800,000	10,687,301	-	(183,509)	-	(349,039)	10,154,753	-	203,533
Palmer Square Loan Funding Ltd., Series 2025-4A, Class SUB, 12.922%, 10/20/2038(1)(3)(4)(6)(8)	10,750,000	10,416,076	-	-	-	(444,650)	9,971,426	-	776,932
Palmer Square Loan Funding Ltd., Series 2025-5A, Class SUB, 11.262%, 10/20/2038(1)(3)(4)(6)(8)	14,260,000	13,817,462	-	-	-	558,570	14,376,032	-	429,995
Palmer Square Loan Funding Ltd., Series 2023-3A, Class SUB, 10.000%, 1/20/2039(1)(3)(4)(6)(8)	8,000,000	6,513,112	-	(172,146)	-	300	6,341,266	-	79,310
Palmer Square European Loan Funding, Series 2026-1X, Class SUB, 0.000%, 4/15/2039(1)(2)(3)(4)	11,750,000	13,580,675	-	-	-	(155,172)	13,425,503	-	-
Palmer Square Loan Funding Ltd., Series 2026-1A, Class SUB, 10.744%, 4/20/2039(1)(3)(4)(6)(8)	13,250,000	12,698,470	-	-	-	(114,928)	12,583,542	-	-
Mutual Funds
Glenmede Secured Options Portfolio - Class Institutional(9)	2,661,585	37,262,193	-	-	-	2,608,353	39,870,546	22,623	-
Private Investment Vehicles
Audax Private Credit Fund, LLC(9)(10)	2,039,414	50,464,249	-	(50,975,418)	-	511,169	-	-	-
BC Partners Lending Corp.(1)	567,120	10,939,738	-	-	-	(408,326)	10,531,412	249,533	-
RiverNorth Capital Partners LP(1)(5)(11)	1	19,845,355	-	-	-	592,270	20,437,625	-	-
TCW Direct Lending VIII, LLC(9)(10)	795,000	49,527,422	-	(56,373,001)	-	6,845,579	-	-	-
Real Estate Investment Trusts
Invesco Real Estate Income Trust, Inc. - Class I(1)(5)	1,802,434	52,066,974	-	(5,000,001)	(1,160,959)	1,577,195	47,483,209	778,173	-
	501,334,671	$600,906,412	$-	$(124,870,038)	$(1,211,109)	$6,523,660	$481,348,925	$2,006,828	$5,293,205

* Net of foreign withholding taxes.

(1) Advised or sponsored by a Sub-Adviser.

(2) Principal amount denoted in local currency.

(3) Callable.

(4) Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5) The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.

(6) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

(7) Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(8) Foreign security denominated in U.S. Dollars.

(9) Entity in which the Fund has ownership of at least 5% of the voting securities outstanding.

(10) Security not held or not an affiliate at the end of the period.

(11) Investment does not issue shares.